                                                      Registration No. 333-31533

                                                              File No. 811-08297

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                  [ ]

Pre-Effective Amendment No. _____                                            [ ]

Post-Effective Amendment No. 15                                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                  [ ]

Amendment No. 17                                                             [X]

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                            OPPENHEIMER MIDCAP FUND
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               (Exact Name of Registrant as Specified in Charter)

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                  6803 South Tucson Way, Centennial, CO 80112
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              (Address of Principal Executive Offices) (Zip Code)

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                                  303-768-3200
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              (Registrant's Telephone Number, including Area Code)

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                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
    Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)
[ ]  On February 20, 2008 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On ______ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On _________  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

Oppenheimer
MidCap Fund

Prospectus dated February 20, 2008

                         Oppenheimer MidCap Fund (the "Fund") is a mutual fund
                         that seeks capital appreciation to make your
                         investment grow.  It emphasizes investments in common
                         stocks of companies having a market capitalization
                         between $2 billion and $11.5 billion.

                              This prospectus contains important information
                         about the Fund's objective, investment policies,
                         strategies and risks.  It also contains important
                         information about how to buy and sell shares of the
                         Fund and other account features.  Please read this
                         prospectus carefully before you invest and keep it
                         for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

Contents

                  ABOUT THE FUND
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                  The Fund's Investment Objective and Principal Investment
                  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT
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                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in equity securities, such as common and preferred stocks and securities convertible into common stock.  It invests primarily in equity securities of U.S.
companies, but can also buy foreign stocks.  Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes) in equity securities of companies that have a market capitalization of between $2 billion and $11.5 billion
(referred to as "mid-cap" stocks).   The Fund's non-fundamental policy of
investing at least 80% of its net assets in these investments will not be changed by the Fund's Board of Trustees without first providing shareholders
60 days' written notice.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for the Fund, the Fund's portfolio manager looks for high-growth companies using a "bottom-up" stock selection process.  The
"bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends.  The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.  The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings.  While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

o        Market capitalization between $2 billion and $11.5 billion;
o        What the portfolio manager believes to be an above-average rate of high quality,  sustainable growth;
o        Experienced management teams with proven records;
o        Industry leaders with competitive advantages;
o        High quality companies with strong financials including low debt.

         If the portfolio manager discerns a slowdown in the company's internal revenue growth or earnings growth or a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking capital growth in their investment over the long term.  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a growth fund focusing on mid-cap stock investments.  The Fund does not seek current income and the income from its investments will likely be small.  It is not designed for investors needing current income or preservation of capital.  Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), will cause the
Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets and special economic and other factors that might primarily affect the prices of mid-cap stocks in the market.  Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

SPECIAL RISKS OF MID-CAP STOCKS.  While stocks of mid-cap companies may offer greater capital appreciation potential than investments in large capitalization companies, they may also present greater risks.  Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations.
They tend to have lower trading volumes than large capitalization securities.
As a result, they may experience more abrupt and erratic price movements.

         Since mid-cap companies typically reinvest a high proportion of earnings in their own businesses, they may lack the dividend yield that can help cushion their total return in a declining market.  Many mid-cap stocks are traded in over-the-counter markets and therefore may be less liquid than stocks of larger exchange-traded issuers.  That means the Fund could have greater difficulty selling a security at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.

RISKS OF GROWTH STOCKS. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies.
They have greater risks if the company's earnings growth or stock price fails to increase as expected.

RISKS OF TECHNOLOGY STOCKS.  The types of companies the Manager considers to be technology companies can be expected to change over time as developments in technology occur.  To the extent the Fund is invested in stocks of technology companies, the value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology, including market and economic events that affect those technology companies.  The technology sector has historically exhibited great fluctuations in valuations. We take this into account when evaluating the long-term merits of our investments.

The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

INDUSTRY AND SECTOR FOCUS. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.  The Fund focuses its investments on mid-cap equity securities for long-term growth, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially.

         The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains.  In the short-term the
Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that emphasize large-capitalization stocks, or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of two broad-based market indices. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the returns may be less than those shown.

For the period  from 1/1/07  through  12/31/07,  the  cumulative  return  before taxes for Class A shares of the Fund was 5.74%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 43.43% (4th Qtr `99) and the lowest return (not annualized) before taxes for a calendar quarter was -32.06% (4th
Qtr `00).

--------------------------------------------- ---------------------- ---------------------------- --------------------------

Average Annual Total Returns                                                                              10 Years
--------------------------------------------                                                        (or life of class, if
for the periods ended December 31, 2007              1 Year                    5 Years                      less)

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class A Shares (inception 12/1/97)

  Return Before Taxes                                -0.34%                    10.99%                       6.11%
  Return After Taxes on Distributions                -0.34%                    10.99%                       6.11%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                -0.22%                     9.60%                       5.37%

--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class B Shares (inception 12/1/97)                    0.01%                    11.22%                      6.27%

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class C Shares (inception 12/1/97)                    3.95%                    11.47%                       5.94%

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class N Shares (inception 3/1/01)                     4.50%                    12.05%                       0.02%

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

Class Y Shares (inception 12/1/97)                    6.13%                    12.71%                       7.22%

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

S&P Midcap 400 Index (reflects no deduction           7.98%                    16.20%                  11.20%
for fees, expenses or taxes)                                                                             9.57%[1]

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------

Russell Midcap(R)Growth Index (reflects no            11.43%                    17.90%                       7.59%
deduction for fees, expenses or taxes)                                                                    6.22%[1]

--------------------------------------------- ---------------------- ---------------------------- --------------------------
(1)  From 2/28/01.

The Fund's average annual total returns include  applicable  sales charges:  for
Class A, the current  maximum  initial  sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5%  (1-year)  and 2%  (5-years);  and for
Class C and Class N, the 1%  contingent  deferred  sales  charge  for the 1-year period.  There is no sales  charge  for Class Y shares.  Because  Class B shares convert  to Class A shares 72 months  after  purchase,  Class B  "life-of-class"
performance  does not  include any  contingent  deferred  sales  charge and uses
Class A performance  for the period after  conversion.  The returns  measure the performance  of a  hypothetical  account  and  assume  that  all  dividends  and capital gains  distributions  have been  reinvested in  additional  shares.  The performance  of the  Fund's  Class A shares is  compared  to the S&P  Midcap 400
Index and the Russell Midcap(R)Growth Index.  The indices'  performance  includes reinvestment of income but does not reflect  transaction costs,  fees,  expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the
Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2007.

----------------------------------------------------------------------------------------------------------- -----------------
Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
                                       Class A Shares    Class B Shares   Class C Shares   Class N Shares    Class Y Shares
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
Maximum Sales Charge (Load) on              5.75%             None             None             None              None
purchases (as % of offering price)
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering price or redemption               None(1)           5%(2)             1%(3)            1%(4)             None
proceeds)
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------

--------------------------------------------------------------------------------------------------------- --------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------------------------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
                                        Class A Shares  Class B Shares   Class C Shares  Class N Shares    Class Y Shares
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Management Fees                             0.68%            0.68%           0.68%            0.68%           0.68%

--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
Distribution and/or Service (12b-1)         0.24%            1.00%           1.00%            0.50%           None
Fees
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Other Expenses                              0.45%            0.36%           0.40%            0.41%           0.23%

--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Total Annual Operating Expenses             1.37%            2.04%           2.08%            1.59%           0.91%

--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Expenses may vary in future years. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the
Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time.
The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.  After the waiver, the actual "Other
Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.40% and 1.32% for Class A, 0.35% and 2.03% for Class B,
0.39% and 2.07% for Class C and 0.37% and 1.55% for Class N.  Class Y was the
same as shown above.

1.       A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions.  See "How to Buy Shares" for details.

2.       Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.
Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $707                 $987              $1,287              $2,137

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $709                 $946              $1,309             $2,058*

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $313                 $658              $1,130              $2,435

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                                     $263                 $506                $872              $1,904

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                                      $93                 $291                $506              $1,125

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $707                 $987              $1,287              $2,137

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $209                 $646              $1,109             $2,058*

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $213                 $658              $1,130              $2,435

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                                     $163                 $506                $872              $1,904

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                                      $93                 $291                $506              $1,125

---------------------------------- --------------------- -------------------- ------------------- -------------------
  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.
  * Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different investments will vary over time based upon the portfolio manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.  The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not invest 25% or more of its investments in companies in any one industry.

         However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Mid-Cap Stock Investments.  Mid-cap companies are those that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. The portfolio manager searches for stocks of mid-cap companies that have the financial stability approximating that of larger companies and the high growth potential associated with smaller companies.  The portfolio manager will not normally invest in stocks of companies in
         "turnaround" situations until the company's operating characteristics have improved.

         In general, growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.
         Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time.  They are selected for the
         Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

         The Fund's investments are not limited only to mid-cap issuers, and under normal market conditions the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in stocks of companies in other market capitalizations, if the Manager believes they offer opportunities for growth.

         The Fund measures the market capitalization of an issuer at the time of investment to determine if it fits within the Fund's mid-cap definition.  Because the relative sizes of companies change over time as the stock market changes, the Fund's definition of what is a
         "mid-cap" company may change over time as well.  Also, as individual companies grow, they may no longer fit within the Fund's definition of a "mid-cap" issuer after the Fund buys their stock.  While the
         Fund is not required to sell stocks of companies whose market capitalizations grow beyond the Fund's mid-cap definition, the
         Manager might sell some of those holdings to try to lower the median capitalization of its portfolio (measured on a dollar weighted basis).  This could cause the Fund to realize capital gains on its investments, which could increase taxable distributions to shareholders.  Of course, there is no assurance that mid-cap stocks will grow in value.

Cyclical Opportunities.  The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential.
         For example, when the economy is expanding, companies in the consumer cyclicals and technology sectors may benefit and offer long-term growth opportunities. The Fund focuses on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

Portfolio Turnover.  The Fund can engage in active and frequent short-term trading to try to achieve its objective.  It might have a portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund
         (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, generally it must pay those gains out to shareholders, increasing their taxable distributions.  The
         Financial Highlights table at the end of this prospectus shows the
         Fund's portfolio turnover rates during past fiscal years.

Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain Oppenheimer funds that act as "funds of funds."
         The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. From time to time, those funds of funds may invest significant portions of their assets in shares of the Fund, and may own a significant amount of the Fund's outstanding shares or outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investments in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the
         Fund's shares were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are There Limitations on Frequent
         Purchases, Redemptions and Exchanges?" in this prospectus.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of the different types of techniques and investments described below.  These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities.  While the Fund emphasizes investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock.  The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

         The Fund will not invest more than 5% of its net assets in convertible securities that are rated below investment grade by a nationally recognized rating organization such as Moody's Investors
         Service or that are assigned a comparable rating by the Manager.
         "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the Manager.  Lower-grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities.  Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Investing in Small, Unseasoned Companies.  The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors.
         These securities may have limited liquidity, which means that the
         Fund might not be able to sell them quickly at an acceptable price.
         Their prices may be very volatile, especially in the short term.

Foreign Investing.  The Fund can buy securities in any country, including developed countries and emerging markets.  The Fund has no limits on the amount of its assets that can be invested in foreign securities, but has adopted an operating policy limiting its investments in foreign securities to 10% of its total assets.  It does not expect to invest substantial amounts of its assets in foreign stocks.

Risks of Foreign Investing.  While foreign securities may offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of
         transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.
         Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.  These risks could cause the prices of foreign stocks to fall and could therefore decrease the
         Fund's share prices.

         Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage"
         attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock
         Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the
         Manager and the Board believe to be their fair value may help deter those activities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
         "derivative" investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
         the value of an underlying asset, interest rate or index.  In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative"
         investments.  In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have special risks.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment.  The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  As a result of these risks, the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful.  If that happens, the
         Fund's share prices could fall.  Certain derivative investments held by the Fund may be illiquid.

Hedging.  The Fund can buy and sell certain kinds of futures contracts, put and call options and forward contracts. These are all referred to as
         "hedging instruments."  The Fund does not currently use hedging extensively and is not required to do so to seek its objective. It does not use hedging instruments for speculative purposes.  It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

         Some of these strategies could be used to hedge the Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, could tend to increase the Fund's exposure to the securities market.  Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.
         Foreign currency options can be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

         There are also special risks in particular hedging strategies.
         Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on the Fund.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Investments  in  Oppenheimer  Institutional  Money Market Fund. The Fund can
         invest  its free cash  balances  in Class E shares  of  Oppenheimer
         Institutional  Money  Market  Fund,  to  provide  liquidity  or for defensive purposes.  The Fund invests in Oppenheimer  Institutional
         Money  Market  Fund rather than  purchasing  individual  short-term investments  to try to seek a higher  yield than it could obtain on
         its  own.   Oppenheimer   Institutional  Money  Market  Fund  is  a
         registered open-end management  investment company,  regulated as a money  market fund under the  Investment  Company  Act of 1940,  as amended  and is  part  of  the  Oppenheimer  Family  of  Funds.  It
         invests    in    a    variety    of    short-term,    high-quality,
         dollar-denominated  money  market  instruments  issued  by the U.S.
         Government,  domestic  and foreign  corporations,  other  financial institutions,  and other  entities.  Those  investments  may have a
         higher  rate  of  return  than  the   investments   that  would  be
         available to the Fund directly.  At the time of an investment,  the
         Manager   cannot   predict  what  the  yield  of  the   Oppenheimer
         Institutional  Money  Market  Fund  will  be  because  of the  wide variety  of  instruments  that  fund  holds in its  portfolio.  The return on those  investments  may, in some cases, be lower than the
         return   that  would  have  been   derived   from  other  types  of
         investments  that would provide  liquidity.  As a shareholder,  the
         Fund will be subject to its  proportional  share of the expenses of
         Oppenheimer  Institutional  Money  Market  Fund's  Class E  shares, including  its  advisory  fee.  However,  the Manager  will waive a portion  of the  Fund's  advisory  fee to the  extent of the Fund's share  of the  advisory  fee  paid to the  Manager  by  Oppenheimer
         Institutional Money Market Fund.

Temporary  Defensive and Interim  Investments.  For temporary defensive purposes
         in  times  of  adverse  or  unstable  market,   economic  or  political
         conditions,   the  Fund  can  invest  up  to  100%  of  its  assets  in
         investments  that  may  be  inconsistent   with  the  Fund's  principal
         investment  strategies.  Generally  the Fund would  invest in shares of
         Oppenheimer  Institutional  Money  Market Fund or in the types of money
         market  instruments   described  above  or  in  other  short-term  U.S.
         Government  securities.  The  Fund  might  also  hold  these  types  of securities as interim  investments  pending the  investment of proceeds from the sale of Fund shares or the sale of Fund  portfolio  securities or to meet  anticipated  redemptions of Fund shares.  To the extent the
         Fund invests in these  securities,  it might not achieve its investment objective.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
         Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the
Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of December 31, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee, calculated on the daily net assets of the
         Fund, at an annual rate that declines on additional assets as the
         Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next
         $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion. The Fund's advisory fee for the peroid ended October 31, 2007 was 0.68% of average annual net assets for each class of shares.

         A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
         Annual Report to shareholders for the year ended October 31, 2007.

Portfolio Manager. The Fund's portfolio is managed by Richard Royce, who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Royce has been portfolio manager of the Fund since
          June 2007. Prior to joining the Manager in 2007, Mr. Royce was a
          Vice President, co-portfolio manager and technology and media analyst at JP Morgan Asset Management from November 1998 to April
          2007. Prior to that time, Mr. Royce was an investment analyst at
          Mark Asset Management. Mr. Royce is a portfolio manager of other portfolios in the OppenheimerFunds complex.

          The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270,
         Denver, Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The
         Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the
         Distributor may be paid for by Federal Funds wire. The minimum wire purchase is $2,500. Before sending a wire, call the Distributor's
         Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that OppenheimerFunds offers, more fully described below under
         "Special Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as
         $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1,
         2002, the minimum additional investment will remain $25.
o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

o        The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial advisor can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
         The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
         Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the
         Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which
         the Fund determines its net asset value per share.   In addition, the
         discussion of "time-zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
         Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price.  If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of
         1.0%, as described in "How Can You Buy Class N Shares?" below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.
--------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the
         Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
         Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
         Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of
         Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing  for  the  Longer  Term.  If  you  are  investing  less  than
         $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account features  may  not be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may not be  advisable  (because  of the effect of the  contingent  deferred  sales charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your  investment  account  before  deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial
         institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding,  the actual sales  charge for a particular  transaction  may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix A  to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor or financial intermediary when purchasing shares or the Transfer Agent or financial intermediary when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o        Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of shares you or your spouse currently own or purchases you are currently making to the value of your Class A share purchase. You may count
         Class A, Class B and Class C shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in advisor sold Section 529 plans, for which the Manager or the
         Distributor serves as the Program Manager or Program Distributor.
         Your Class A shares of Oppenheimer Money Market Fund, Inc. or
         Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs,
         403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of a sole proprietor).

         If you are buying shares directly from the Fund, you must
         inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of
         Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your
         eligibility for the Right of Accumulation at the time of your purchase. You must notify the Distributor or your current
         intermediary of any qualifying 529 plan holdings.

         To count eligible shares held in accounts at other firms, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing current holdings of the Fund, other eligible Oppenheimer funds or qualifying 529 plans, as described above. To determine which
         Class A sales charge rate you qualify for on your current
         purchase, the Distributor or intermediary through which you are buying shares will calculate the value of your eligible shares based on their current offering price.

o        Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and
         Class H unit purchases in advisor-sold Section 529 plans, for which the Manager or Distributor serves as the Program Manager or Program
         Distributor over a 13-month period. Purchases of Class N shares or
         Class Y shares, purchases made by reinvestment of dividends or capital gains distributions, purchases of Class A shares under the
         "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which a sales charge has not been paid, will not be counted as "qualified purchases" for satisfying the terms of a
         Letter. You must notify the Distributor or your financial
         intermediary of any qualifying 529 plan holdings.

         The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during the 13-month period. If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to these purchases.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o        Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales
              charge, at the net asset value per share in effect on the
              payable date. You must notify the Transfer Agent or financial intermediary to elect this option and must have an existing account in the fund selected for reinvestment.
o        Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the
              Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o        Reinvestment Privilege. Within six months of a redemption of certain
              Class A and Class B shares,  the proceeds may be reinvested in
              Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
              Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.  This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
o        Other Special Reductions and Waivers. The Fund and the Distributor
              offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix A to the Statement of Additional
              Information. The Fund's Statement of Additional Information may
              be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund
              Documents" and click on the icon in the column "SAI" next to the
              Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the
              OppenheimerFunds website (under the heading "Fund Information,"
              click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial
              intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent
              deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
         Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

o        The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class
A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o        Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets or by certain retirement plans or platforms offered through
              financial intermediaries or other service providers. In
              addition, there is no contingent deferred sales charge on
              redemptions of any group retirement plan Class A shares
              purchased after March 1, 2007, or certain retirement plan Class
              A shares offered through financial intermediaries or other service providers.

              Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans prior to March 1, 2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase. Beginning March 1, 2007, the Distributor will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets)
              and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to
              March 1, 2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March 1, 2007, the concession for grandfathered retirement accounts is 0.25%.

              For retirement plans that have $5 million or more in plan assets within the first six months from the time the account was
              established, the Distributor may pay dealers of record
              concessions equal to 0.25% of the purchase price of Class A shares from its own resources at the time of sale. Those
              payments are subject to certain exceptions described in
              "Retirement Plans" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
In the  table,  a "year"  is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class
C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of
$500,000 or more or 100 or more eligible participants. See "Availability of
Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all
         Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer
Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
          A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to
          0.25% of the average annual net assets of Class A shares of the
          Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

         Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
         Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
         Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
         Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The
         Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The
         Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         For certain group retirement plans held in omnibus accounts, the
         Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class
         B shares.

         For Class C shares purchased through the OppenheimerFunds
         Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial advisor, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone
         (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
         SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by telephone or on the internet. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to a Fund account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is
         $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the
         Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                 Send courier or express mail
requests by mail:                             requests to:
OppenheimerFunds Services                     OppenheimerFunds Services
P.O. Box 5270                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217                        Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.
         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption.
         You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made  arrangements to  repurchase  Fund  shares  from  dealers  and  brokers  on  behalf  of  their customers.  Brokers or dealers may charge a processing fee for that service.  If your shares are held in the name of your  dealer,  you must redeem them  through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix A to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

         A contingent  deferred  sales charge will be based on the lesser of the net  asset  value  of the  redeemed  shares  at the  time of  redemption  or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your  account  value  represented  by an  increase in net asset value over the initial purchase price,
o        shares  purchased by the  reinvestment  of  dividends or capital  gains distributions, or

o        shares  redeemed in the special  circumstances  described in Appendix A to the Statement of Additional Information.
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected fund must offer the exchange privilege.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange
         instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the  Oppenheimer  funds that are currently  available for exchanges in the  Statement of Additional  Information  or you can obtain a list by calling a service  representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

A  contingent  deferred  sales  charge  (CDSC) is not charged  when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired  shares of the Fund. In either of these  situations,  a CDSC may be  imposed  if the  acquired  shares  are  redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

There are a number of other special  conditions  and  limitations  that apply to certain types of exchanges.  These  conditions and  circumstances  are described in  detail  in  the  "How  to  Exchange  Shares"  section  in the  Statement  of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at
         www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
              Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
              receives an exchange request that conforms to these policies.
              The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five
              business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value
              calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the
              Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
              discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
              prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
              Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisors. The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to
              Sell Shares."

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another
              eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be
              "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example)
              would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the
              30-day limit.

o        Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.
              Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and
              agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the
              parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
              Oppenheimer "funds-of-funds" that entail rebalancing of
              investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are
              established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
         Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The
         Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
         Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer
         Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the
         Transfer Agent may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
         Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
         Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The
         consolidation of these mailings, called householding, benefits the
         Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the
         Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare and pay dividends separately for each class of shares from net investment income on an annual basis.  Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
         Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         Oppenheimer fund, if that fund is available for exchanges and if you have an account established in that fund.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This  information  is only a summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   18.67    $   17.56    $   15.04     $   13.97    $   11.43
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1      (.12) 1      (.15) 1       (.17)        (.12)
Net realized and unrealized gain                           2.72         1.23         2.67          1.24         2.66
                                                      ----------------------------------------------------------------
Total from investment operations                           2.58         1.11         2.52          1.07         2.54
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   21.25    $   18.67    $   17.56     $   15.04    $   13.97
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.82%        6.32%       16.76%         7.66%       22.22%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 618,567    $ 687,642    $ 618,270     $ 504,292    $ 430,514
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 681,071    $ 696,033    $ 570,513     $ 457,926    $ 366,050
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.73)%      (0.65)%      (0.94)%       (1.05)%      (1.01)%
Total expenses                                             1.37% 4      1.32% 4      1.39%         1.42%        1.61%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.32%        1.30%        1.35%         1.33%        1.32%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 1.37%
      Year Ended October 31, 2006                 1.32%

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.47    $   16.56    $   14.29     $   13.37    $   11.02
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.26) 1      (.25) 1      (.27) 1       (.30)        (.23)
Net realized and unrealized gain                           2.54         1.16         2.54          1.22         2.58
                                                      ----------------------------------------------------------------
Total from investment operations                           2.28          .91         2.27           .92         2.35
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.75    $   17.47    $   16.56     $   14.29    $   13.37
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.05%        5.49%       15.89%         6.88%       21.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 177,264    $ 235,821    $ 310,352     $ 312,315    $ 327,880
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 198,207    $ 283,459    $ 319,953     $ 316,748    $ 291,209
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (1.44)%      (1.40)%      (1.71)%       (1.83)%      (1.75)%
Total expenses                                             2.04% 4      2.08% 4      2.26%         2.30%        2.51%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   2.03%        2.07%        2.14%         2.12%        2.06%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 2.04%
      Year Ended October 31, 2006                 2.08%

CLASS C     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.47    $   16.56    $   14.29     $   13.37    $   11.02
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.27) 1      (.24) 1      (.26) 1       (.25)        (.20)
Net realized and unrealized gain                           2.54         1.15         2.53          1.17         2.55
                                                      ----------------------------------------------------------------
Total from investment operations                           2.27          .91         2.27           .92         2.35
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.74    $   17.47    $   16.56     $   14.29    $   13.37
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        12.99%        5.49%       15.89%         6.88%       21.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 135,581    $ 144,184    $ 137,308     $ 110,018    $ 103,271
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 136,508    $ 149,438    $ 126,925     $ 105,285    $  87,528
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (1.48)%      (1.39)%      (1.68)%       (1.81)%      (1.77)%
Total expenses                                             2.08% 4      2.06% 4      2.17%         2.26%        2.49%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   2.07%        2.04%        2.10%         2.10%        2.08%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 2.08%
      Year Ended October 31, 2006                 2.06%

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,               2007         2006         2005         2004        2003
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   18.41     $  17.36     $  14.90     $  13.87    $  11.38
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.19) 1      (.16) 1      (.19) 1      (.18)       (.17)
Net realized and unrealized gain                 2.70         1.21         2.65         1.21        2.66
                                            --------------------------------------------------------------
Total from investment operations                 2.51         1.05         2.46         1.03        2.49
----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   20.92     $  18.41     $  17.36     $  14.90    $  13.87
                                            ==============================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              13.63%        6.05%       16.51%        7.43%      21.88%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  37,722     $ 38,500     $ 34,879     $ 22,488    $ 16,606
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  37,676     $ 38,644     $ 29,445     $ 18,969    $ 11,846
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.96)%      (0.89)%      (1.15)%      (1.28)%     (1.34)%
Total expenses                                   1.59% 4      1.60% 4      1.67%        1.80%       1.86%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                         1.55%        1.53%        1.55%        1.57%       1.64%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            96%          63%          39%         114%         76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         1.59%
      Year Ended October 31, 2006         1.60%

CLASS Y     YEAR ENDED OCTOBER 31,                2007               2006           2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    19.42           $  18.19       $  15.51     $  14.35     $  11.71
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.07) 1            (.04) 1        (.08) 1      (.13)        (.19)
Net realized and unrealized gain                  2.86               1.27           2.76         1.29         2.83
                                            ---------------------------------------------------------------------------
Total from investment operations                  2.79               1.23           2.68         1.16         2.64
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    22.21           $  19.42       $  18.19     $  15.51     $  14.35
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               14.37%              6.76%         17.28%        8.08%       22.55%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   43,241           $ 38,478       $ 36,769     $ 23,785     $ 17,171
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   38,230           $ 42,277       $ 31,030     $ 19,540     $ 11,928
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.33)%            (0.21)%        (0.49)%      (0.69)%      (0.80)%
Total expenses                                    0.91% 4,5,6,7      0.86% 4,5      0.89% 7      0.98% 7      1.11% 6,7
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             96%                63%            39%         114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         0.91%
      Year Ended October 31, 2006         0.86%

5. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

INFORMATION AND SERVICES

For More Information on Oppenheimer MidCap Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

--------------------------------------------------------------------------------
By Telephone:   Call OppenheimerFunds Services toll-free:
                1.800.CALL OPP (225.5677)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail:        Write to:
                OppenheimerFunds Services
                P.O. Box 5270
                Denver, Colorado 80217-5270
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
On the Internet:You can request these documents by e-mail or through the
                OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                www.oppenheimerfunds.com
--------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's
Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange
Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission 's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo]   OppenheimerFunds
                                                               Distributor, Inc.
The Fund's SEC File No.: 811-08297

PR00745.001.0208
Printed on recycled paper

                           Appendix to prospectus of

                            Oppenheimer MidCap Fund

         Graphic Material included in the prospectus of Oppenheimer MidCap
Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the prospectus of Oppenheimer MidCap
Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each calendar year since the
Fund's inception, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                         Oppenheimer MidCap Fund
Ended                        Class A Shares

12/31/98                      29.76%
12/31/99                      94.87%
12/31/00                     -10.84%
12/31/01                     -34.13%
12/31/02                     -27.63%
12/31/03                      24.08%
12/31/04                      18.90%
12/31/05                      11.81%

12/31/06                       2.45%
12/31/07                       5.74%

--------------------------------------------------------------------------------
Oppenheimer MidCap Fund
--------------------------------------------------------------------------------
6801 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated February 20, 2008

         This   Statement   of   Additional   Information   ("SAI")   is  not  a
Prospectus.  This document  contains  additional  information about the Fund and supplements  information  in the  Prospectus  dated February 20, 2008. It should be read together with the  Prospectus.  You can obtain the Prospectus by writing to the Fund's  Transfer  Agent,  OppenheimerFunds  Services,  at P.O.  Box 5270,
Denver,  Colorado  80217,  or by calling  the  Transfer  Agent at the  toll-free number shown above,  or by  downloading  it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents                                                                    Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks...........
     The Fund's Investment Policies.............................................
     Other Investment Techniques and Strategies.................................
     Investment Restrictions....................................................
     Disclosure of Portfolio Holdings ..........................................
How the Fund is Managed ........................................................
     Organization and History...................................................
     Board of Trustees and Audit Committee......................................
     Trustees and Officers of the Fund..........................................
     The Manager................................................................
Brokerage Policies of the Fund..................................................
Distribution and Service Plans..................................................
Payments to Fund Intermediaries.................................................
Performance of the Fund.........................................................

About Your Account
How To Buy Shares...............................................................
How To Sell Shares..............................................................
How To Exchange Shares..........................................................
Dividends, Capital Gains and Taxes..............................................
Additional Information About the Fund...........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.........................
Financial Statements............................................................

Appendix A: Special Sales Charge Arrangements and Waivers....................A-1

--------------------------------------------------------------------------------

ABOUT THE FUND
--------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal  investment  policies and the main  risks of the Fund  are  described  in the  Prospectus.  This SAI  contains supplemental  information  about  those  policies  and  risks  and the  types of securities  that the Fund's  investment  adviser,  OppenheimerFunds,  Inc.  (the
"Manager"),  can select for the Fund.  Additional  information  is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and  strategies  that the Manager may use in selecting  portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment  techniques  and strategies  described  below at all times in seeking its  objective.  It may  use  some  of the  special  investment  techniques  and strategies at some times or not at all.

         o   Cyclical  Opportunities.  The Fund might seek to take  advantage of changes in the business  cycle by investing in companies  that are  sensitive to those changes if the Manager believes they have growth  potential.  For example,
when  the  economy  is  expanding,   companies  in  the  consumer  durables  and
technology  sectors  might  benefit and offer  long-term  growth  opportunities.
Other cyclical  industries include insurance,  for example.  The Fund focuses on seeking  growth over the long term,  but could seek to take  tactical  advantage of  short-term  market  movements  or events  affecting  particular  issuers  or industries.

         o   Investments   in  Equity   Securities.   The  Fund   focuses  its
investments   in  equity   securities  of  mid-cap  growth   companies.   Equity
securities  include common stocks,  preferred stocks,  rights and warrants,  and
securities   convertible  into  common  stock.   The  Fund's   investments  will
primarily  include stocks of companies  having a market  capitalization  between
$2  billion  and $11.5  billion,  generally  measured  at the time of the Fund's investment.  However,  the Fund is not required to sell  securities of an issuer it holds if the issuer's capitalization exceeds $11.5 billion.

         At times,  in the  Manager's  view,  the market  may favor or  disfavor securities of issuers of a particular  capitalization  range.  The Fund normally invests,  as a  non-fundamental  policy,  at least 80% of its net  assets  (plus borrowings for  investment  purposes) in equity  securities of mid-cap  issuers.
Subject to this  non-fundamental  policy,  the Fund may change the proportion of its equity investments in securities of different  capitalization  ranges, based upon the Manager's  judgment of where the best market  opportunities are to seek the Fund's objective.

         Growth  companies  might  provide new  products or services  that could enable them to capture a dominant or important  market  position.  They may have a special area of expertise or the  capability  to take  advantage of changes in demographic  factors in a more  profitable  way than  larger,  more  established companies.

         Growth  companies  tend to retain a large  part of their  earnings  for research,  development or investment in capital assets.  Therefore,  they do not tend to  emphasize  paying  dividends,  and may not pay any  dividends  for some time.  The stocks of these  companies  are  selected  for the  Fund's  portfolio because  the  Manager  believes  the price of the stock will  increase  over the long term.
         Current   income  is  not  a   criterion   used  to  select   portfolio
securities.  However,  certain  debt  securities  may be selected for the Fund's portfolio for defensive  purposes  (including  debt  securities that the Manager believes may offer some  opportunities for capital  appreciation when stocks are disfavored).

         Mid-cap growth  companies may offer greater  opportunities  for capital appreciation  than securities of large,  more  established  companies.  However, securities of mid-cap  companies also involve  greater risks than  securities of larger  companies.  In general,  securities of mid-cap issuers may be subject to greater  price  volatility in general than  securities  of large-cap  companies.
Therefore,   to  the   degree   that  the  Fund  has   investments   in   medium
capitalization  companies at times of market volatility,  the Fund's share price may fluctuate more than funds holding large-cap securities.

         Over-the-Counter  Securities.  Securities of mid-cap  issuers may trade
on   securities   exchanges   or   in   the    over-the-counter    market.   The
over-the-counter  markets,  both in the United States and abroad,  may have less liquidity  than  securities  exchanges.  That lack of  liquidity  can affect the price the Fund is able to obtain  when it wants to sell a  security,  because if there are fewer  buyers and less  demand  for a  particular  security,  the Fund might  not be able to sell it at an  acceptable  price or might  have to  reduce the price in order to dispose of the security.

         In the United  States,  the  principal  over-the-counter  market is The
NASDAQ  Stock  Market,  Inc.,  which  is  regulated  by the  Financial  Industry
Regulatory  Authority  ("FINRA"),  formerly known as the NASD. It consists of an electronic  quotation  system for certain  securities,  and a security must have at least two market  makers to be included in  NASDAQ(R).  Other  over-the-counter markets exist in the United States,  as well as those abroad,  wherever a dealer is willing to make a market in a particular security.

         Convertible  Securities.  Convertible  securities  are debt  securities that are  convertible  into an issuer's  common  stock.  Convertible  securities are senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy or liquidation.

                  The  value of a  convertible  security  is a  function  of its
"investment  value" and its "conversion  value." If the investment value exceeds the conversion  value,  the security will behave more like a debt security,  and the  security's  price  will  likely  increase  when  interest  rates  fall  and decrease  when  interest  rates  rise.  If  the  conversion  value  exceeds  the investment  value,  the security  will behave more like an equity  security:  it will  likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

                  While convertible  securities are a form of debt security,  in
many  cases  their   conversion   feature   (allowing   conversion  into  equity
securities)  causes  them to be  regarded  more as  "equity  equivalents."  As a result,  the credit  rating  assigned  to the  security  has less  impact on the
Manager's  investment  decision with respect to convertible  securities  than in the  case of  non-convertible  fixed-income  securities.  To  determine  whether convertible  securities should be regarded as "equity  equivalents," the Manager may examine the following factors:

(1)      whether,  at the option of the investor,  the convertible  security can be  exchanged  for a fixed  number  of  shares  of  common stock of the issuer,
(2)      whether  the issuer of the  convertible  securities  has  restated  its earnings  per  share of  common  stock on a fully  diluted
                      basis   (considering  the  effect  of  conversion  of  the
                      convertible securities), and
(3)      the  extent  to  which  the  convertible  security  may be a  defensive
                      "equity substitute,"  providing the ability to participate in any  appreciation  in the price of the issuer's  common stock.

                   o  Credit  Risk.  Convertible  securities  are  subject  to credit  risk.  Credit  risk  relates  to the  ability of the issuer of a debt to make  interest  or  principal  payments  on the  security as they become due. If the issuer fails to pay  interest,  the Fund's  income may be reduced and if the issuer  fails to repay  principal,  the  value  of that  bond and of the  Fund's shares may be reduced.  The  Manager  may rely to some extent on credit  ratings by  nationally-recognized  ratings  agencies  in  evaluating  the credit risk of securities  selected  for  the  Fund's  portfolio.  It  may  also  use  its  own research and analysis.  Many factors  affect an issuer's  ability to make timely payments, and the credit risks of a particular security may change over time.

                   o Special  Risks of  Lower-Grade  Securities.  The Fund may
invest in  convertible  securities  that are rated below  investment  grade by a nationally  recognized rating  organization such as Moody's Investors Service or that are  assigned  a  comparable  rating  by the  Manager.  "Lower-grade"  debt securities  are those rated  below  "investment  grade"  which means they have a rating  lower than  "Baa" by  Moody's or lower than "BBB" by  Standard & Poor's, or similar  ratings by other  rating  organizations.  If they are  unrated,  and are  determined  by the Manager to be of comparable  quality to debt  securities
rated  below  investment   grade,   they  are  included  in  limitation  on  the
percentage of the Fund's assets that can be invested in lower-grade securities.

         Among  the  special  credit  risks  of  lower-grade  securities  is the greater  risk that the issuer may default on its  obligation  to pay interest or to  repay  principal  than  in the  case  of  investment-grade  securities.  The issuer's low  creditworthiness  may increase the  potential for  insolvency.  An overall  decline in values in the  high-yield  bond  market is also more  likely during a period  of  general  economic  downturn.  An  economic  downturn  or an increase in  interest  rates could  severely  disrupt the market for  high-yield bonds,  adversely  affecting  the  values  of  outstanding  bonds as well as the ability of issuers to pay  interest or repay  principal.  In the case of foreign high-yield  bonds,  these risks are in  addition to the special  risk of foreign investing  discussed in the  Prospectus  and in this SAI. To the extent they can be converted into stock,  convertible  securities may be less subject to some of these  risks than  non-convertible  high-yield  bonds,  since  stock may be more liquid and less affected by some of these risk factors.

      While  securities  rated "Baa" by Moody's or "BBB" by Standard  and Poor's are  investment-grade  and are not regarded as junk bonds,  those securities may be subject to special risks, and have some speculative characteristics.

                  o  Interest  Rate  Risks.   In  addition  to  credit  risks,
convertible  debt  securities  are  subject to changes in value when  prevailing interest  rates  change.  When  prevailing  interest  rates fall,  the values of outstanding  debt  securities  generally  rise,  and the bonds may sell for more than their face  amount.  When  prevailing  interest  rates rise,  the values of outstanding  debt  securities  generally  decline,  and the  bonds may sell at a discount  from  their face  amount.  The  magnitude  of these  price  changes is generally  greater  for  bonds  with  longer  maturities.  Therefore,  when  the average  maturity of the Fund's debt  securities is longer,  its share price may fluctuate more when interest rates change.

         Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated
dividend  rate  payable  from  the  corporation's   earnings.   Preferred  stock
dividends   may  be   cumulative  or   non-cumulative.   "Cumulative"   dividend
provisions  require  all or a  portion  of  prior  unpaid  dividends  to be paid before  dividends  can be paid on the issuer's  common  stock.  Preferred  stock may  be  "participating"  stock,  which  means  that  it may  be  entitled  to a dividend exceeding the stated dividend in certain cases.

                  If  interest  rates  rise,  the fixed  dividend  on  preferred stocks  may be less  attractive,  causing  the  price  of  preferred  stocks  to decline.  Preferred stock may have mandatory  sinking fund  provisions,  as well as provisions  allowing calls or redemptions  prior to maturity,  which can also have a negative  impact on prices when interest rates decline.  Preferred  stock generally  has  a  preference  over  common  stock  on  the  distribution  of  a corporation's  assets  in the  event  of  liquidation  of the  corporation.  The rights of  preferred  stock on  distribution  of a  corporation's  assets in the event of a liquidation are generally  subordinate to the rights  associated with a corporation's debt securities.

         Rights  and  Warrants.  The Fund can  invest up to 5% of its net assets in  warrants  or  rights.  That 5%  limitation  does not apply to  warrants  and rights  the  Fund  has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that  the  Fund  buys.  Warrants  basically  are options to purchase  equity  securities at specific  prices valid for a specific period of time.  Their  prices do not  necessarily  move  parallel to the prices of the  underlying  securities.  Rights are similar to  warrants,  but  normally have a  short  duration  and  are  distributed  directly  by the  issuer  to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         o  Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio  securities  during its last fiscal  period.
For  example,  if the Fund  sold all of its  securities  during  the  year,  its portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate  from year to year.  The Fund may have a portfolio  turnover rate of more than 100% annually.

         Increased  portfolio  turnover creates higher brokerage and transaction costs for the Fund,  which may reduce  its  overall  performance.  Additionally, the  realization of capital gains from selling  portfolio  securities may result in distributions of taxable long-term  capital gains to shareholders,  since the
Fund will normally  distribute  all of its capital gains  realized each year, to avoid excise taxes under the Internal Revenue Code ("IRC").

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the
Fund  from  time  to time  can  use  the  types  of  investment  strategies  and
investments   described   below.  It  is  not  required  to  use  all  of  these
strategies at all times, and at times may not use them.

         o Foreign  Securities.  "Foreign  securities" include equity and debt securities  of companies  organized  under the laws of countries  other than the
United  States and debt  securities  of foreign  governments  that are traded on foreign securities  exchanges or in foreign  over-the-counter  markets. The Fund can  purchase  equity  and debt  securities  (which may be  denominated  in U.S.
dollars or  non-U.S.  currencies)  issued by foreign  corporations,  or that are issued or guaranteed by certain  supranational  entities  (described  below), or foreign  governments  or their  agencies  or  instrumentalities.  These  include securities issued by U.S. corporations  denominated in non-U.S.  currencies.  In normal market conditions,  the Fund does not expect to hold significant  amounts of foreign debt securities.

         Securities  of  foreign   issuers  that  are  represented  by  American
Depository  Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.  over-the-counter  markets are not considered  "foreign  securities"
for the purpose of the Fund's investment  allocations.  That is because they are not subject to some of the special  considerations  and risks,  discussed below, that apply to foreign securities traded and held abroad.

         Investing  in  foreign   securities   offers  potential   benefits  not
available  from  investing  solely  in  securities  of  domestic  issuers.  They include  the  opportunity  to invest in  foreign  issuers  that  appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles  different  from  those  of  the  U.S.,  or  to  reduce  fluctuations  in portfolio  value by taking  advantage of foreign  stock markets that do not move in a manner  parallel  to U.S.  markets.  The Fund  will hold  foreign  currency only in connection with the purchase or sale of foreign securities.

                  Risks   of   Foreign   Investing.   Investments   in   foreign
securities  may offer  special  opportunities  for  investing  but also  present special  additional  risks and  considerations  not  typically  associated  with investments in domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation  in  value  of  foreign   investments  due  to  changes  in
              currency   rates,   currency   devaluation  or  currency   control
              regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack  of  uniform   accounting,   auditing  and   financial   reporting
              standards in foreign  countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater  volatility and less  liquidity on foreign  markets than in the
              U.S.;
o        less  governmental  regulation of foreign issuers,  stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o        possibilities   in  some  countries  of   expropriation,   confiscatory
              taxation,  political,  financial or social  instability or adverse diplomatic developments; and
o        unfavorable   differences   between   the  U.S.   economy  and  foreign
              economies.

         In  the  past,  U.S.   government  policies  have  discouraged  certain
investments abroad by U.S.  investors,  through taxation or other  restrictions, and it is possible that such restrictions could be re-imposed.

o      Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate  primarily passive income.  They tend to be growth  companies or "start-up"  companies.  For federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income of the  income  year is  passive  income or if 50% or more of its  assets are assets that produce or are held to produce  passive  income.  Passive income is further  defined  as any income to be  considered  foreign  personal  holding company income within the subpart F provisions defined by IRCss.954.

         Investing in PFICs  involves  the risks  associated  with  investing in foreign  securities,  as described above. There are also the risks that the Fund may not realize that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report  investment  income from PFICs.  Following  industry  standards, the Fund makes every effort to ensure  compliance  with federal tax reporting of these  investments.  PFICs are considered foreign securities for the purposes of the Fund's  minimum  percentage  requirements  or  limitations  on  investing in foreign securities.

         Subject to the limits  under the  Investment  Company  Act of 1940 (the
"Investment  Company  Act"),  the Fund may also invest in foreign  mutual  funds which are also  deemed  PFICs  (since  nearly all of the income of a mutual fund is  generally  passive  income).  Investing  in these  types of PFICs  may allow
exposure  to  various   countries  because  some  foreign  countries  limit,  or
prohibit,   all  direct  foreign  investment  in  the  securities  of  companies domicile therein.

         In addition to bearing their  proportionate  share of a fund's expenses
(management  fees and operating  expenses),  shareholders  will also  indirectly bear similar  expenses of such entities.  Additional risks of investing in other investment  companies are described below under  "Investment in Other Investment
Companies."

         Special  Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also  offer  special  opportunities  for  growth  investing  but have greater  risks than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to greater  risks of limitations  on the  repatriation  of income and  profits  because  of  currency restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

         o Investing in Small,  Unseasoned  Companies.  The Fund can invest in securities of small,  unseasoned  companies.  These are companies that have been in  operation  for less  than  three  years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to  volatility in their  prices.  They may have a limited  trading  market,  which  may  adversely affect the  Fund's  ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other  investors  that own a security  issued by a small,  unseasoned  issuer for which there is limited liquidity might trade the  security  when the Fund is  attempting  to dispose of its  holdings of that security.  In that case the Fund might  receive a lower  price for its  holdings than might  otherwise be obtained.  These are more  speculative  securities  and can increase the Fund's overall portfolio risks.

         o Repurchase  Agreements.  The Fund can acquire securities subject to repurchase agreements.  It might do so
o        for liquidity purposes to meet anticipated redemptions of Fund shares,
o        pending the investment of the proceeds from sales of Fund shares,
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the  Fund  buys a  security  from,  and
simultaneously   resells  it  to,  an  approved   vendor  for   delivery  on  an
agreed-upon  future  date.  The resale price  exceeds the  purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the repurchase  agreement is in effect.  Approved  vendors  include
U.S.  commercial banks,  U.S. branches of foreign banks, or broker-dealers  that have been  designated  as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

         The  majority of these  transactions  run from day to day, and delivery pursuant  to the  resale  typically  occurs  within  one  to  five  days  of the purchase.  Repurchase  agreements  having  a  maturity  beyond  seven  days  are subject  to the  Fund's  limits on  holding  illiquid  investments.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase agreements having maturities of seven days or less.

         Repurchase   agreements,   considered   "loans"  under  the  Investment
Company  Act,  are  collateralized  by  the  underlying  security.   The  Fund's
repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the value of the  collateral  must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur costs in disposing of the collateral  and may experience  losses if there is any delay
in  its   ability  to  do  so.   The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the  vendor  is  financially  sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive  Order issued by the  Securities  and Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal;  however,  in  the  event  of  default  by  the  other  party  to the agreement,  retention  or  sale  of the  collateral  may  be  subject  to  legal proceedings.

         o  Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established by the Fund's Board of Trustees,  the Manager determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell
its  holdings  of  a  restricted   security  not  registered   under  applicable
securities   laws,   the  Fund  may  have  to  cause  those   securities  to  be
registered.   The  expenses  of   registering   restricted   securities  may  be
negotiated  by the  Fund  with  the  issuer  at  the  time  the  Fund  buys  the securities.  When the Fund must  arrange  registration  because  the Fund wishes to sell the  security,  a  considerable  period may elapse  between the time the decision is made to sell the security  and the time the  security is  registered so that the Fund could  sell it.  The Fund would bear the risks of any  downward price fluctuation during that period.

         The  Fund  can  also  acquire  restricted  securities  through  private placements.  Those  securities  have  contractual  restrictions  on their public resale.  Those  restrictions  might  limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund will not invest  more than 10% of its net  assets in  illiquid or  restricted  securities.  The Board can  increase  that  limit to 15%.  These
percentage   restrictions  are  not  fundamental   policies  and  do  not  limit
purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional  purchasers  under  Rule 144A of the  Securities  Act of 1933,  if those  securities  have  been  determined  to be  liquid  by the  Manager  under
Board-approved  guidelines.  Those  guidelines  take into  account  the  trading
activity  for  such  securities  and  the   availability  of  reliable   pricing
information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings of that  security  may be considered to be illiquid.  Illiquid  securities include  repurchase  agreements maturing in more than seven days.

         o  Loans of  Portfolio  Securities.  The Fund can lend its  portfolio securities  to  brokers,  dealers  and  other  types of  financial  institutions approved by the Fund's  Board of  Trustees.  These loans are limited to not more than 25% of the value of the  Fund's net  assets.  The Fund  currently  does not intend to engage in loans of  securities,  but if it does so,  such  loans  will not likely exceed 5% of the Fund's net assets.

         There are some risks in connection  with securities  lending.  The Fund might  experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities if the borrower  defaults.  The
Fund must receive  collateral for a loan.  Under current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the  loaned  securities.  It
must  consist  of  cash,  bank  letters  of  credit,   securities  of  the  U.S.
government or its agencies or  instrumentalities,  or other cash  equivalents in which  the  Fund  is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must  obligate a bank to pay  amounts  demanded by the Fund if the  demand  meets the terms of the  letter.  The terms of the  letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it  lends  securities,  the  Fund  receives  amounts  equal to the dividends  or interest on loaned  securities.  It also  receives  one or more of
(a)  negotiated  loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with  such  loan collateral.  Either type of interest may be shared with the  borrower.  The Fund
may  also  pay  reasonable  finder's,   custodian  and  administrative  fees  in
connection  with  these  loans.   The  terms  of  the  Fund's  loans  must  meet
applicable  tests  under the IRC and must  permit the Fund to  reacquire  loaned securities  on five  (5)  days'  notice  or in  time  to  vote on any  important matter.

         o Borrowing  for  Leverage.  The Fund has the ability to borrow up to
10% of the value of its net assets  from banks on an  unsecured  basis to invest the borrowed  funds in portfolio  securities.  Borrowing may entail  "leverage,"
and may be a speculative  investment  strategy.  Any borrowing will be made only from banks and  pursuant to the  requirements  of the  Investment  Company  Act, will be made only to the extent  that the value of the Fund's  assets,  less its liabilities  other than borrowings,  is equal to at least 300% of all borrowings including  the proposed  borrowing.  If the value of the Fund's  assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt within  three  days to meet the  requirement.  To do so,  the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that  interest  expense will  raise the  overall  expenses  of the Fund and reduce  its  returns.  If it does borrow,  its expenses  will be greater  than  comparable  funds that do not borrow for  leverage.  Additionally,  the Fund's net asset value per share might fluctuate  more  than  that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does  so,  it will not likely do so to a substantial degree.

         o  Derivatives.  The Fund  can  invest  in a  variety  of  derivative investments  to seek income for liquidity  needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described below in this  SAI.  However,  the Fund  does  not use,  and does not  currently contemplate  using,  derivatives or hedging  instruments to a significant degree and is not obligated to use them in seeking its objective.

         Some of the  derivative  investments  the  Fund can use  include  "debt exchangeable for common stock" of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged for common stock of the  issuer or it is  payable  in an amount  based on the price of the  issuer's common  stock at the time of  maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the  principal  amount of the debt  because  the price of the  issuer's  common  stock might not be as high as the Manager expected.

         o  Investment  in  Other  Investment  Companies.  The  Fund  can also invest in the  securities  of other  investment  companies,  which  can  include open-end  funds,  closed-end  funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act that  apply to those  types of investments,  and the following  additional  limitation:  the Fund cannot invest in the securities of other  registered  investment  companies or registered unit investment  trusts in reliance on  sub-paragraph  (F) or (G) of section 12(d)(1)
of  the   Investment   Company  Act.  For  example,   the  Fund  can  invest  in
Exchange-Traded  Funds,  which are typically  open-end funds or unit  investment trusts,  listed on a stock  exchange.  The Fund  might do so as a way of gaining exposure to the segments of the equity or  fixed-income  markets  represented by the  Exchange-Traded  Funds'  portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

         Investing  in another  investment  company  may  involve the payment of substantial  premiums  above the value of such  investment  company's  portfolio securities  and is subject to  limitations  under the  Investment  Company  Act.
The Fund does not  intend to invest in other  investment  companies  unless  the
Manager  believes  that the  potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an  investment company,  the Fund  would be  subject to its  ratable  share of that  investment company's  expenses,  including its advisory and  administration  expenses.  The
Fund does not  anticipate  investing a  substantial  amount of its net assets in shares of other investment companies.

         o Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use them.  It is not required to do so in seeking  its  objective.  To attempt to protect  against  declines in the market value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the value of portfolio  securities which have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:

o        sell futures contracts,
o        buy puts on such futures or on securities, or
o        write covered  calls on  securities or futures.  Covered calls can also be used to seek  income,  but the  Manager  does not expect to engage extensively in that practice.

         The Fund can use  hedging to  establish  a position  in the  securities market as a  temporary  substitute  for  purchasing  particular  securities.  In that case the Fund would  normally  seek to  purchase  the  securities  and then terminate that hedging  position.  The Fund might also use this type of hedge to attempt to protect against the possibility  that its portfolio  securities would not be  fully  included  in a rise in  value  of the  market.  To do so the Fund could:

o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund's  strategy  of  hedging  with  futures  and  options  will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those  investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

         Futures.  The Fund can buy and sell  futures  contracts  that relate to
(1) stock  indices  (these are  referred to as "stock  index  futures"),  (2) an individual stock ("single stock  futures"),  (3) foreign  currencies  (these are referred to as "forward  contracts"),  and (4)  commodities  (these are referred to as "commodity futures").

         A  broadly-based  stock  index is used as the basis for  trading  stock index  futures.  In some cases  stock  indices may be based on stocks of issuers in a  particular  industry  or  group  of  industries.  A  stock  index  assigns relative  values  to the  common  stocks  included  in the  index  and its value fluctuates  in  response  to the changes in value of the  underlying  stocks.  A stock index cannot be  purchased  or sold  directly.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take cash to settle,  the futures obligation.  There is no delivery  of the  underlying  securities  to settle the obligation.

         A  single  stock  future  obligates  the  seller  to  deliver  (and the purchaser  to take) cash or a  specified  equity  security to settle the futures transaction.  Either  party  could  also enter into an  offsetting  contract  to close out the position.  Single stock futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

         The Fund  can  invest a  portion  of its  assets  in  commodity  future contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which   includes   cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn,  soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial  metals,  which includes aluminum,  copper,  lead, nickel, tin and zinc;  and (5)  precious  metals,  which  includes  gold,  platinum  and silver.  The Fund may purchase and sell  commodity  futures  contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main commodity groups and the individual  commodities  within each group, as well as other types of commodities.

         No money is paid or received  by the Fund on the  purchase or sale of a future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin payment with the futures  commission  merchant (the
"futures  broker").  As the  future is marked to market  (that is,  its value on
the  Fund's  books  is  changed)  to  reflect   changes  in  its  market  value,
subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to  expiration  of the future,  the Fund may elect to close out its  position  by taking an opposite  position,  at which time a final determination  of variation  margin is made and any additional cash must be paid by or  released  to the Fund.  Any loss or gain on the  future is then  realized by  the  Fund  for  tax  purposes.  All  futures  transactions  (except  forward contracts) are effected  through a  clearinghouse  associated  with the exchange on which the contracts are traded.

                  Put and  Call  Options.  The  Fund  can buy and  sell  certain kinds of put  options  ("puts")  and call  options  ("calls").  The Fund can buy and sell exchange-traded and  over-the-counter  put and call options,  including options on indices, securities, currencies, commodities and futures.

                  Writing  Covered  Call  Options.  The Fund can write (that is, sell)  covered  calls.  If the Fund  sells a call  option,  it must be  covered.
That  means the Fund must own the  security  subject  to the call while the call is  outstanding,  or,  for  certain  types of calls,  the call may be covered by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call  is  exercised.  Not  more  than  25% of the  Fund's  total  assets  may be subject to calls the Fund writes.

         When the Fund  writes a call,  it  receives  cash (a  premium).  In the case of a call on a security,  the Fund agrees to sell the  underlying  security to a purchaser  of a  corresponding  call on the same  security  during the call period at a fixed exercise  price  regardless of market price changes during the call  period.  The call  period  is  usually  not more  than  nine  months.  The exercise  price may differ  from the market  price of the  underlying  security.
The Fund has the risk of loss  that the  price of the  underlying  security  may decline  during the call  period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above
the  call  price,   it  is  likely  that  the  call  will  lapse  without  being exercised.  In  that  case  the  Fund  would  keep  the  cash  premium  and  the investment.

         When  the  Fund  writes  a  call  on an  index,  it  receives  cash  (a premium).  If the buyer of the call  exercises  it,  the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value  of  the  call  for  each  point  of  difference.  If  the  value  of  the underlying  investment  does not rise above the call price it is likely that the call will lapse  without  being  exercised.  In that  case,  the Fund would keep the cash premium.

         The Fund's  custodian bank, or a securities  depository  acting for the custodian bank,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written  calls  traded on exchanges  or as to other  acceptable  escrow securities.  In that way,  no margin  will be  required  for such  transactions.
OCC will  release the  securities  on the  expiration  of the option or when the
Fund enters into a closing transaction.

         To terminate  its  obligation  on a call it has  written,  the Fund may purchase a  corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund  wrote is more or less  than the  price of the call the Fund  purchases to  close  out the  transaction.  The  Fund may  realize  a  profit  if the call expires  unexercised,  because the Fund will retain the underlying  security and the  premium  it  received  when  it  wrote  the  call.  Any  such  profits  are considered  short-term  capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary  income.  If the Fund cannot effect a closing  purchase  transaction due to the  lack of a  market,  it will  have to hold  the  callable  securities until the call expires or is exercised.

                  Writing  Uncovered  Call  Options  on Futures  Contracts.  The
Fund may also write  calls on a futures  contract  without  owning  the  futures contract or securities  deliverable  under the  contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent dollar  amount  of liquid  assets.  The Fund will  segregate  additional  liquid assets if the value of the  segregated  assets  drops  below 100% of the current
value  of  the  future.   Because  of  this  segregation   requirement,   in  no
circumstances  would the Fund's receipt of an exercise  notice as to that future require  the Fund to deliver a futures  contract.  It would  simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  Writing  Put  Options.  The Fund can sell put  options.  A put option on a security  gives the purchaser the right to sell,  and the writer the obligation  to buy, the  underlying  security at the  exercise  price during the option  period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net  assets  would have to be  segregated,  as  described  below,  to cover put options.

         If the  Fund  sells a put  option,  it must be  covered  by  segregated liquid  assets.  The  premium  the  Fund  receives  from  writing  a put  option represents a profit, as long as the price of the underlying  investment  remains above  the  exercise  price  of the put.  However,  the Fund  also  assumes  the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the  exercise  price,  even if the  value of the  investment falls  below  the  exercise  price.  If  the  Fund  writes  a put  that  expires unexercised,  the  Fund  realizes  a gain  in the  amount  of the  premium  less transaction  costs.  If  the  put  is  exercised,  the  Fund  must  fulfill  its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that  case,  the Fund may  incur a loss if it sells the  underlying  investment.
That  loss  will  be  equal  to the  sum of the  sale  price  of the  underlying investment  and the premium  received  minus the sum of the  exercise  price and any transaction costs incurred.

         When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security,  the Fund will identify  liquid assets on its books  having  a value  equal  to or  greater  than  the  exercise  price of the underlying  security.  The Fund therefore  forgoes the  opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the exchange or  broker-dealer  through which the put was sold.  That notice will require the Fund to exchange  currency  (for a put  written on a  currency)  at the  specified  rate of  exchange  or to take delivery of the  underlying  security and pay the exercise  price.  The Fund has no control  over when it may be required to purchase  the  underlying  security, since  it  may  be  assigned  an  exercise  notice  at  any  time  prior  to the termination  of  its  obligation  as the  writer  of the  put.  That  obligation terminates  upon  expiration  of the put. It may also  terminate  if, before the
Fund  receives  an  exercise  notice,   the  Fund  effects  a  closing  purchase
transaction  by  purchasing  a put of the same series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot  effect a closing  purchase transaction.

         The  Fund may  decide  to  effect a  closing  purchase  transaction  to realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting a closing  purchase  transaction will  permit the Fund to write  another  put option on the  security  or to sell the  security  and use the  proceeds  from the sale for other  investments.  The
Fund  will  realize  a  profit  or  loss  from a  closing  purchase  transaction depending  on  whether  the  cost of the  transaction  is less or more  than the premium  received  from  writing the put option.  Any profits  from writing puts are  considered  short-term  capital  gains for federal tax  purposes,  and when distributed by the Fund, are taxable as ordinary income.

                  Purchasing  Calls and  Puts.  The Fund can  purchase  calls to protect against the possibility  that the Fund's  portfolio will not participate in an  anticipated  rise in the  securities  market.  When the Fund  buys a call
(other  than in a closing  purchase  transaction),  it pays a premium.  The Fund then  has  the  right  to buy  the  underlying  investment  from a  seller  of a corresponding  call on the same  investment  during  the call  period at a fixed exercise  price.  The Fund  benefits  only if it sells  the call at a profit  or if,  during the call period,  the market price of the  underlying  investment is above the sum of the call  price  plus the  transaction  costs  and the  premium paid for the  call  and the  Fund  exercises  the  call.  If the  Fund  does not exercise  the  call or sell it  (whether  or not at a  profit),  the  call  will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The  Fund  can  buy  puts  whether  or  not  it  holds  the  underlying investment in its  portfolio.  When the Fund  purchases a put, it pays a premium and,  except  as to puts  on  indices,  has the  right  to sell  the  underlying investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise price.

         Buying a put on an  investment  the Fund does not own (such as an index or  future)  permits  the  Fund  to  resell  the  put or to buy  the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely  to the price of the  underlying  investment.  If the market  price of the  underlying  investment  is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on  securities  or futures the Fund owns  enables the Fund to  attempt  to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the  exercise  price by selling  the underlying  investment  at the  exercise  price to a seller  of a  corresponding put.  If the  market  price of the  underlying  investment  is equal to or above the exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have  paid the  premium  but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put  prior to its  expiration.  That sale may or may not be at a profit.

         Buying a put on an  investment  the Fund does not own (such as an index or  future)  permits  the  Fund  to  resell  the  put or to buy  the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely  to the price of the  underlying  investment.  If the market  price of the  underlying  investment  is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the  index  in question  (and  thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the  purchase,  the value of all call and put  options  held by the Fund will not  exceed 5% of the Fund's total assets.

                  Buying and  Selling  Options on Foreign  Currencies.  The Fund
can buy and sell calls and puts on foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities   or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers  in such options.  The Fund  could use these  calls  and puts to try to  protect  against declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the  Manager  anticipates  a rise in the  dollar  value of a foreign currency in which  securities  to be acquired  are  denominated,  the  increased cost of  those  securities  may be  partially  offset  by  purchasing  calls  or writing  puts on that foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign  currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially offset by writing  calls  or  purchasing  puts  on that  foreign  currency.  However,  the currency rates could  fluctuate in a direction  adverse to the Fund's  position.
The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

         A call the Fund writes on a foreign  currency is  "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute and immediate  right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  from liquid assets  identified  on the Fund's  books upon  conversion  or  exchange of other foreign currency held in its portfolio.

         The Fund could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar  value of a  security  which the Fund owns or  has  the  right  to  acquire  and  which  is  denominated  in  the  currency underlying  the  option.  That  decline  might  be  one  that  occurs  due to an
expected   adverse   change  in  the   exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by  identifying  liquid  assets  on  its  books  having  a  value  equal  to the aggregate amount of the Fund's commitment under such option position.

         Risks  of  Hedging  with  Options  and  Futures.  The  use  of  hedging instruments  requires  special  skills and  knowledge of  investment  techniques that are different  than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or  judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's return.  The
Fund  could also  experience  losses if the prices of its  futures  and  options positions were not correlated with its other investments.

         The Fund's option  activities could affect its portfolio  turnover rate and  brokerage  commissions.  The  exercise  of calls  written by the Fund might cause  the  Fund to sell  related  portfolio  securities,  thus  increasing  its turnover  rate.  The exercise by the Fund of puts on  securities  will cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision  whether  to  exercise  a put it holds is within  the  Fund's  control, holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums  paid for  options  are small in  relation to the  market  value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The  leverage  offered by trading in options  could  result in the Fund's net asset  value  being more  sensitive  to changes in the value of the underlying investment.

         If a covered call  written by the Fund is  exercised  on an  investment that has  increased in value,  the Fund will be required to sell the  investment at the call price.  It will not be able to realize any profit if the  investment has increased in value above the call price.

         An option  position  may be closed out only on a market  that  provides secondary  trading for  options of the same  series,  and there is no  assurance that a liquid  secondary market will exist for any particular  option.  The Fund might  experience  losses if it could not close  out a  position  because  of an illiquid market for the future or option.

         There  is  a  risk  in  using  short  hedging  by  selling  futures  or purchasing  puts on  broadly-based  indices  or  futures  to  attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that  the  prices  of  the  futures  or  the  applicable  index  will  correlate imperfectly  with the  behavior  of the cash  prices of the  Fund's  securities.
For example,  it is possible  that while the Fund has used  hedging  instruments in a short hedge,  the market may advance and the value of the  securities  held in the Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its  portfolio  securities.  However,  while this  could  occur for a very brief period  or to a  very  small  degree,  over  time  the  value  of a  diversified portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the
Fund's  portfolio  diverges  from  the  securities  included  in the  applicable index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being  hedged and  movements  in the price of the hedging  instruments,  the Fund  might  use  hedging  instruments  in a  greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might  do so if the  historical  volatility  of  the  prices  of  the  portfolio
securities  being  hedged  is  more  than  the  historical   volatility  of  the
applicable index.

         The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.
First,  all  participants  in the futures  market are subject to margin  deposit and  maintenance  requirements.  Rather than meeting  additional  margin deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants  entering  into  offsetting  transactions  rather  than  making  or taking  delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures  market could be reduced,  thus  producing  distortion.
Third,  from the point of view of speculators,  the deposit  requirements in the futures  market are less  onerous  than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in the  futures market may cause temporary price distortions.

         The Fund can use  hedging  instruments  to  establish a position in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

         Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign  currency  for future  delivery at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar  price of a security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the U.S.  dollar  and a  foreign  currency.  The Fund  limits  its  exposure  in foreign  currency  exchange  contracts in a particular  foreign  currency to the amount  of its  assets  denominated  in that  currency  or a  closely-correlated currency.  The Fund may also use  "cross-hedging"  where the Fund hedges against changes in  currencies  other than the  currency in which a security it holds is denominated.

         Under a forward  contract,  one party agrees to  purchase,  and another party  agrees to sell, a specific  currency at a future  date.  That date may be any  fixed  number  of days  from the date of the  contract  agreed  upon by the parties.  The  transaction  price  is set at the time the  contract  is  entered into.  These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward  contracts to protect  against  uncertainty in the  level of future  exchange  rates.  The use of  forward  contracts  does not eliminate the risk of  fluctuations  in the prices of the underlying  securities the Fund owns or  intends  to  acquire,  but it does fix a rate of  exchange  in advance.  Although forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters  into a contract  for the  purchase  or sale of a security  denominated in a foreign  currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might  desire to  "lock-in"
the U.S.  dollar  price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the  purchase  or  sale  of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per  unit of the foreign  currency.  This is called a "transaction  hedge." The transaction hedge will  protect  the Fund  against a loss from an adverse  change in the  currency exchange  rates  during the period  between  the date on which the  security  is purchased  or sold or on which the  payment is  declared,  and the date on which the payments are made or received.

         The Fund could also use forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is  called a  "position  hedge."  When the
Fund believes that foreign  currency might suffer a substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that  foreign  currency  approximating  the  value of some or all of the  Fund's portfolio  securities  denominated  in that  foreign  currency.  When  the  Fund believes  that the U.S.  dollar might  suffer a  substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that  foreign currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a  forward  contract  to sell a  different  foreign  currency  for a fixed  U.S.
dollar  amount if the Fund  believes  that the U.S.  dollar value of the foreign currency to be sold pursuant to its forward  contract  will fall whenever  there is a  decline  in the U.S.  dollar  value  of the  currency  in which  portfolio securities  of the  Fund  are  denominated.  That  is  referred  to as a  "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying liquid assets on its books having a value equal to the  aggregate  amount of the
Fund's  commitment  under  forward  contracts.  The  Fund  will not  enter  into forward  contracts  or  maintain  a  net  exposure  to  such  contracts  if  the consummation  of the contracts  would  obligate the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio  securities or other  assets  denominated  in that  currency  or another  currency  that is the subject of the hedge.

         However,  to avoid excess  transactions and transaction costs, the Fund may maintain a net  exposure to forward  contracts in excess of the value of the
Fund's portfolio  securities or other assets  denominated in foreign  currencies if the  excess  amount is  "covered"  by liquid  securities  denominated  in any currency.  The cover  must be at least  equal at all times to the amount of that excess.  As one  alternative,  the Fund may  purchase a call  option  permitting the Fund to purchase  the amount of foreign  currency  being hedged by a forward sale  contract  at a price  no  higher  than  the  forward  contract  price.  As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts  under  forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future value of securities  denominated in foreign  currencies  will change as a consequence  of  market  movements  between  the date the  forward  contract  is entered  into and the date it is sold.  In some cases the Manager  might  decide to sell the  security  and  deliver  foreign  currency  to settle  the  original purchase  obligation.  If the  market  value of the  security  is less  than the amount of foreign  currency  the Fund is  obligated  to deliver,  the Fund might have to  purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to  settle  the  security  trade.  If the  market  value of the  security instead  exceeds  the  amount  of  foreign  currency  the Fund is  obligated  to deliver  to settle the  trade,  the Fund  might have to sell on the spot  market some of the  foreign  currency  received  upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

         The  projection of short-term  currency  market  movements is extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is
highly   uncertain.   Forward   contracts  involve  the  risk  that  anticipated
currency  movements  will  not be  accurately  predicted,  causing  the  Fund to sustain  losses on these  contracts and to pay  additional  transactions  costs.
The  use  of  forward   contracts   in  this  manner  might  reduce  the  Fund's
performance if there are  unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward  contract  requiring the Fund to sell a  currency,  the Fund might  sell a  portfolio  security  and use the sale proceeds to make delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to deliver  the currency by  purchasing  a second  contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a  second contract  entitling  it to sell the same  amount  of the  same  currency  on the maturity  date of the first  contract.  The Fund would realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will depend on the extent to which the  exchange rate or rates  between the  currencies  involved  moved  between  the  execution dates of the first contract and offsetting contract.

         The costs to the Fund of  engaging  in forward  contracts  varies  with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because  these  contracts  are not  traded on an  exchange,  the Fund must evaluate the credit and  performance  risk of the  counterparty  under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars, it does not intend to convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert  foreign  currency  from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for  conversion,  but  they  do seek to  realize  a  profit  based  on the difference  between  the prices at which they buy and sell  various  currencies.
Thus, a dealer  might offer to sell a foreign  currency to the Fund at one rate, while  offering a lesser  rate of  exchange  if the Fund  desires to resell that currency to the dealer.

         Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Future
Trading  Commission  (the "CFTC") has eliminated  limitations on futures trading by certain regulated  entities  including  registered  investment  companies and consequently  registered  investment  companies may engage in unlimited  futures transactions  and options  thereon  provided  that the Fund claims an  exclusion from  regulation  as a commodity  pool  operator.  The Fund has claimed  such an exclusion  from  registration  as a commodity  pool operator under the Commodity
Exchange  Act  ("CEA").  The Fund may use  futures  and  options for hedging and non-hedging  purposes to the extent  consistent  with its investment  objective, internal risk management  guidelines  adopted by the Fund's  investment  adviser
(as they may be amended from time to time),  and as  otherwise  set forth in the
Fund's Prospectus or this SAI.

         Transactions  in  options  by  the  Fund  are  subject  to  limitations established  by the option  exchanges.  The exchanges  limit the maximum  number of  options  that  may be  written  or held by a  single  investor  or  group of investors  acting in  concert.  Those  limits  apply  regardless  of whether the options were  written or  purchased  on the same or  different  exchanges or are held in one or more  accounts  or through  one or more  different  exchanges  or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options  written  or held by other  entities, including  other  investment  companies  having the same adviser as the Fund (or an adviser that is an  affiliate  of the Fund's  adviser).  The  exchanges  also impose  position  limits on  futures  transactions.  An  exchange  may order the liquidation  of  positions  found to be in  violation  of those  limits  and may impose certain other sanctions.

         Under   interpretations   of  staff   members  of  the  SEC   regarding
applicable  provisions of the Investment  Company Act, when the Fund purchases a
future,   it  must  segregate  cash  or  readily   marketable   short-term  debt
instruments  in an amount  equal to the purchase  price of the future,  less the margin deposit applicable to it.

         Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts"  under the IRC.  In  general,  gains or losses  relating  to  Section
1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses  under  the  Code.  However,  foreign  currency  gains or losses arising from Section 1256  contracts  that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256  contracts  held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax  applicable  to  investment  company  distributions  and for other  purposes under rules  prescribed  pursuant  to the IRC.  An  election  can be made by the
Fund to exempt those transactions from this marked-to-market treatment.

         Certain   forward   contracts  the  Fund  enters  into  may  result  in
"straddles"  for federal income tax purposes.  The straddle rules may affect the character  and timing of gains (or  losses)  recognized  by the Fund on straddle positions.  Generally,  a  loss  sustained  on  the  disposition  of a  position making up a straddle  is allowed  only to the extent  that the loss  exceeds any
unrecognized   gain  in  the  offsetting   positions  making  up  the  straddle.
Disallowed   loss  is  generally   allowed  at  the  point  where  there  is  no
unrecognized  gain in the offsetting  positions  making up the straddle,  or the offsetting position is disposed of.

         Under the IRC,  the  following  gains or losses are treated as ordinary income or loss:
(1)      gains or losses  attributable  to  fluctuations  in exchange rates that occur  between  the  time  the  Fund  accrues  interest  or  other receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects such receivables or pays such liabilities, and
(2)      gains  or  losses  attributable  to  fluctuations  in  the  value  of a foreign  currency  between  the  date  of  acquisition  of a  debt security  denominated  in a foreign  currency or foreign  currency forward contracts and the date of disposition.
         Currency  gains and losses are offset  against  market gains and losses on each trade  before  determining  a net  "Section  988" gain or loss under the
IRC for that trade,  which may  increase  or  decrease  the amount of the Fund's investment income available for distribution to its shareholders.

         o   Temporary   Defensive  and  Interim   Investments.   When  market
conditions  are unstable,  or the Manager  believes it is otherwise  appropriate to  reduce  holdings  in  stocks,  the  Fund can  invest  in a  variety  of debt securities for defensive  purposes.  The Fund can also purchase these securities for  liquidity  purposes  to  meet  cash  needs  due to the  redemption  of Fund shares,  or to hold while  waiting to reinvest  cash  received  from the sale of other portfolio securities. The Fund can buy:

o        high-quality,  short-term  money market  instruments,  including  those issued by the U.S. Treasury or other government agencies,
o        commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies),
o        short-term debt obligations of corporate issuers,
o        certificates  of deposit  and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
o        repurchase agreements.

         Short-term  debt  securities  would  normally be selected for defensive or cash  management  purposes  because they can normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal  value and their value will be less  subject to interest  rate risk than  longer-term  debt securities.

         o What Are  "Fundamental  Policies?"  Fundamental  policies are those policies  that  the Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

o        67% or  more  of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The  Fund's  investment   objective  is  a  fundamental  policy.  Other
policies  described  in the  Prospectus  or this SAI are  "fundamental"  only if
they  are   identified  as  such.  The  Fund's  Board  of  Trustees  can  change non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements  or updates to the  Prospectus  or this  SAI,  as  appropriate.  The  Fund's  most  significant investment policies are described in the Prospectus.

Investment Restrictions

         o  What  are  the  Fund's  Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund.

o        The  Fund  cannot  buy  securities  or  other  instruments   issued  or
              guaranteed  by any one issuer if more than 5% of its total  assets would be  invested  in  securities  or other  instruments  of that issuer  or if it would  then own  more  than 10% of that  issuer's voting  securities.  This limitation  applies to 75% of the Fund's total  assets.  The limit does not apply to  securities  issued or guaranteed  by the  U.S.  government  or any  of its  agencies  or instrumentalities or securities of other investment companies.
o        The Fund cannot make loans,  except to the extent  permitted  under the
              Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.
o        The Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That  limit  does not  apply to  securities  issued  or
              guaranteed   by  the  U.S.   government   or  its   agencies   and
              instrumentalities or securities issued by investment companies.
o        The Fund cannot underwrite  securities issued by others,  except to the extent that a fund may be  considered  an  underwriter  within the
              meaning  of  the  Securities   Act  of  1933,  as  amended,   when
              reselling securities held in its own portfolio.
o        The  Fund  cannot  invest  in  real  estate,  physical  commodities  or commodity  contracts,  except to the  extent  permitted  under the
              Investment  Company Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute,  rules or  regulations may be amended or interpreted from time to time.
o        The  Fund  cannot  issue  senior  securities,   except  to  the  extent
              permitted   under  the  Investment   Company  Act,  the  rules  or
              regulations  thereunder  or  any  exemption  therefrom,   as  such
              statute,  rules or regulations may be amended or interpreted  from time to time.

         o  Non-Fundamental  Investment  Restrictions.  The  Fund has a number of other  investment  restrictions  that  are not  fundamental  policies,  which means  that they can be changed  by vote of a  majority  of the Fund's  Board of
Trustees without shareholder approval.

o        The Fund  cannot  invest in  companies  for the  purpose  of  acquiring control or management of them.
o        The  Fund  cannot  invest  in or  hold  securities  of  any  issuer  if officers  and  Trustees  or  directors  of the Fund or the Manager individually  or  beneficially  own  more  than1/2of  1%  of  the securities  of that  issuer and  together  own more than 5% of the securities of that issuer.
o        The Fund cannot purchase  securities on margin.  However,  the Fund can make  margin  deposits  in  connection  with  any of  the  hedging instruments permitted by any of its other investment policies.
o        The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the
              Investment Company Act.
o        The Fund  cannot  pledge,  mortgage or  hypothecate  any of its assets.
              However,   this  does  not   prohibit   the  escrow   arrangements
              contemplated by writing  covered call options or other  collateral or  margin  arrangements  in  connection  with any of the  hedging instruments permitted by any of its other investment policies.

         Unless  the   Prospectus   or  this  SAI  states   that  a   percentage
restriction  applies on an ongoing  basis,  it applies only at the time the Fund makes  an  investment  (except  in the  case of  borrowing  and  investments  in illquid  securities).  The Fund need not sell  securities to meet the percentage limits if the value of the  investment  increases in  proportion  to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments as described  above,  the Fund has adopted  classifications  of  industries  and
groups  of  related  industries.   These  classifications  are  not  fundamental
policies.

      Disclosure  of  Portfolio  Holdings.  The Fund has  adopted  policies  and
      procedures   concerning  the   dissemination  of  information   about  its
      portfolio  holdings  by  employees,   officers  and/or  directors  of  the
      Manager,  Distributor and Transfer  Agent.  These policies are designed to
      assure  that  non-public   information   about  portfolio   securities  is
      distributed  only  for a  legitimate  business  purpose,  and is done in a manner that (a) conforms to  applicable  laws and  regulations  and (b) is designed to prevent that  information  from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public  Disclosure.  The Fund's  portfolio  holdings are made  publicly available  no later  than 60 days  after  the close of each of the  Fund's  fiscal  quarters  in its  semi-annual  report  to shareholders,  its  annual  report  to  shareholders,  or  its
                  Statements of  Investments  on Form N-Q.  Those  documents are publicly  available  at  the  SEC.  In  addition,  the  top 20 month-end  holdings  may be  posted  on the  OppenheimerFunds'
                  website at  www.oppenheimerfunds.com  (select  the Fund's name under the "View  Fund  Information  for:"  menu) with a 15-day
                  lag.  The  Fund  may  release  a  more   restrictive  list  of
                  holdings  (e.g.,  the top five or top 10  portfolio  holdings)
                  or may release no  holdings  if that is in the best  interests of the Fund and its  shareholders.  Other general  information about the  Fund's  portfolio  investments,  such as  portfolio composition  by  asset  class,  industry,  country,  currency, credit rating or maturity, may also be posted.

               Until  publicly  disclosed,  the Fund's  portfolio  holdings  are proprietary,  confidential  business  information.  While  recognizing the importance of providing Fund  shareholders  with  information  about their
      Fund's  investments  and providing  portfolio  information to a variety of
      third   parties  to  assist   with  the   management,   distribution   and
      administrative  process,  the  need  for  transparency  must  be  balanced against  the risk  that  third  parties  who  gain  access  to the  Fund's portfolio  holdings  information  could attempt to use that information to trade ahead of or against  the Fund,  which  could  negatively  affect the prices  the  Fund is able  to  obtain  in  portfolio  transactions  or the availability  of the  securities  that  portfolio  managers are trading on the Fund's behalf.

      The Manager and its  subsidiaries  and  affiliates,  employees,  officers, and  directors,  shall  neither  solicit  nor accept any  compensation  or other  consideration  (including  any agreement to maintain  assets in the
      Fund or in other  investment  companies or accounts managed by the Manager
      or  any  affiliated   person  of  the  Manager)  in  connection  with  the
      disclosure of the Fund's  non-public  portfolio  holdings.  The receipt of investment  advisory  fees or  other  fees  and  compensation  paid to the
      Manager  and its  subsidiaries  pursuant  to  agreements  approved  by the
      Fund's Board shall not be deemed to be "compensation"  or  "consideration"
      for  these  purposes.  It is a  violation  of the Code of  Ethics  for any
      covered  person  to  release   holdings  in   contravention  of  portfolio
      holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20  portfolio  securities  holdings  (based on  invested assets),  listed by  security  or by  issuer,  as of the end of each month may be disclosed to third  parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

      Except under special  limited  circumstances  discussed  below,  month-end lists of the  Fund's  complete  portfolio  holdings  may be  disclosed  no
      sooner  than  30-days  after  the  relevant  month-end,   subject  to  the
      procedures  below.  If the Fund's  complete  portfolio  holdings  have not been  disclosed  publicly,  they  may be  disclosed  pursuant  to  special requests for legitimate business reasons, provided that:

o        The  third-party  recipient  must first submit a request for release of
                  Fund portfolio  holdings,  explaining the business  reason for the request;
o        Senior  officers (a Senior Vice  President  or above) in the  Manager's
                  Portfolio  and Legal  departments  must approve the  completed request for release of Fund portfolio holdings; and
o        The third-party  recipient must sign the Manager's  portfolio  holdings non-disclosure  agreement before receiving the data,  agreeing to keep information that is not publicly  available  regarding the Fund's  holdings  confidential  and  agreeing not to trade directly or indirectly based on the information.

      The Fund's complete  portfolio  holdings  positions may be released to the following  categories  of entities  or  individuals  on an ongoing  basis, provided  that  such  entity  or  individual  either  (1)  has  signed  an agreement  to keep  such  information  confidential  and not  trade on the basis of such information or (2) is subject to fiduciary  obligations,  as a member of the Fund's Board,  or as an employee,  officer and/or director of the  Manager,  Distributor,  or  Transfer  Agent,  or their  respective legal  counsel,  not to disclose  such  information  except in  conformity with these policies and  procedures and not to trade for his/her  personal account on the basis of such information:

o        Employees of the Fund's  Manager,  Distributor  and Transfer  Agent who
                  need to have  access  to such  information  (as  determined  by senior officers of such entity),

o        The Fund's independent registered public accounting firm,
o        Members of the Fund's Board and the Board's legal counsel,
o        The Fund's custodian bank,
o        A proxy voting service designated by the Fund and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio   pricing  services   retained  by  the  Manager  to  provide
                  portfolio security prices, and
o        Dealers,  to  obtain  bids  (price  quotations  if  securities  are not priced by the Fund's regular pricing services).

      Portfolio  holdings  information  of  the  Fund  may  be  provided,  under limited  circumstances,  to  brokers  and/or  dealers  with  whom the Fund
      trades  and/or   entities   that  provide   investment   coverage   and/or
      analytical  information  regarding  the Fund's  portfolio,  provided  that there is a legitimate  investment  reason for providing the information to
      the  broker,   dealer  or  other  entity.   Month-end  portfolio  holdings
      information  may, under this procedure,  be provided to vendors  providing research  information  and/or  analytics  to the  Fund,  with  at  least a
      15-day  delay  after the month end,  but in certain  cases may be provided to a broker or  analytical  vendor  with a 1-2 day lag to  facilitate  the
      provision  of  requested   investment   information   to  the  manager  to
      facilitate  a  particular  trade  or the  portfolio  manager's  investment process for the Fund.  Any third party  receiving  such  information  must first sign the Manager's  portfolio holdings  non-disclosure  agreement as a pre-condition to receiving this information.

      Portfolio  holdings   information   (which  may  include   information  on
      individual  securities  positions or multiple  securities) may be provided to the  entities  listed below (1) by  portfolio  traders  employed by the
      Manager in connection  with portfolio  trading,  and (2) by the members of the Manager's  Security  Valuation  Group and  Accounting  Departments  in
      connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers  and  dealers  in  connection   with   portfolio   transactions
                  (purchases and sales)

o        Brokers  and  dealers  to  obtain  bids or bid  and  asked  prices  (if securities  held by the  Fund  are not  priced  by the  Fund's regular pricing services)
o        Dealers to obtain  price  quotations  where the Fund is not  identified as the owner.

      Portfolio  holdings  information  (which may  include  information  on the
      Fund's entire portfolio or individual  securities therein) may be provided by senior  officers of the Manager or  attorneys on the legal staff of the
      Manager, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation  matters,  such as responses to subpoenas  or in class  action  matters  where the Fund may be part of the  plaintiff  class (and seeks  recovery  for losses on a security) or a defendant,

o        Response  to  regulatory  requests  for  information  (the SEC,  FINRA,
                  state  securities   regulators,   and/or  foreign   securities
                  authorities,   including  without   limitation   requests  for
                  information   in   inspections   or  for  position   reporting
                  purposes),

o        To potential  sub-advisers of portfolios  (pursuant to  confidentiality agreements),
o        To consultants for retirement  plans for plan  sponsors/discussions  at
                  due   diligence    meetings   (pursuant   to   confidentiality
                  agreements),
o        Investment bankers in connection with merger  discussions  (pursuant to confidentiality agreements).

               Portfolio  managers and analysts  may,  subject to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
      Fund shares or their financial intermediary representatives.

      The Fund's  shareholders may, under unusual  circumstances (such as a lack of  liquidity  in the  Fund's  portfolio  to  meet  redemptions),  receive redemption  proceeds  of their  Fund  shares  paid as pro rata  shares  of
      securities  held  in  the  Fund's   portfolio.   In  such   circumstances,
      disclosure  of  the  Fund's  portfolio   holdings  may  be  made  to  such
      shareholders.

      Any  permitted  release  of  otherwise   non-public   portfolio   holdings
      information  must  be  in  accordance  with  the  then-current  policy  on approved methods for communicating confidential information.

      The Chief  Compliance  Officer  (the  "CCO") of the Fund and the  Manager,
      Distributor,  and  Transfer  Agent  shall  oversee the  compliance  by the
      Manager,  Distributor,  Transfer  Agent,  and their  personnel  with these policies and procedures.  At least  annually,  the CCO shall report to the
      Fund's  Board  on  such  compliance  oversight  and on the  categories  of entities and  individuals  to which  disclosure  of portfolio  holdings of the Fund  has been  made  during  the  preceding  year  pursuant  to these
      policies.   The  CCO  shall  report  to  the  Fund's  Board  any  material
      violation   of   these    policies   and   procedures   and   shall   make
      recommendations  to the Board as to any  amendments  that the CCO believes are necessary  and  desirable to carry out or improve  these  policies and procedures.

      The Manager  and/or the Fund have  entered into  ongoing  arrangements  to make available  information  about the Fund's portfolio  holdings.  One or more of the Oppenheimer funds may currently  disclose  portfolio  holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in June
1997.

o      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B,
Class C, Class N and Class Y. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        will generally have a different net asset value,
o        will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

o      Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
  Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

o      Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Audit Committee.  The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees"). The members of the Audit Committee are David K.
Downes (Chairman), Thomas W. Courtney, Robert G. Galli, Lacy B. Herrmann and
Brian Wruble. The Audit Committee held 4 meetings during the Fund's fiscal year ended October 31, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent registered public accounting firm regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (v) reviewing the independence of the Fund's independent Auditors;
(vi) pre-approving the provision of any audit or non-audit services by the
Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

         The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Audit Committee. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street,
11th Floor, New York, NY 10281-1008, to the attention of the Board of Trustees of Oppenheimer MidCap Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company
("MassMutual") (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with MassMutual or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

         Although candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders, the Audit Committee has not established specific qualifications that must be met by a trustee nominee. In evaluating trustee nominees, the Audit Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC, rules. The Audit Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees. The Audit Committee may, upon Board approval, retain an executive search firm or use the services of legal, financial, or other external counsel to assist in screening potential candidates.

         There are no differences in the manner in which the Audit Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

Trustees and Officers of the Fund.  Except for Mr. Murphy, each of the
Trustees is an "Independent Trustee" under the Investment Company Act. All of the Trustees are also directors or trustees of the following Oppenheimer funds
(referred to as "Board III Funds"):

              Bond Fund Series
              Oppenheimer MidCap Fund

              Oppenheimer Equity Income Fund, Inc.
              Oppenheimer Quest For Value Funds
              Oppenheimer Quest International Value Fund, Inc.
              Oppenheimer Rising Dividends Fund, Inc.
              Rochester Fund Municipals
              Rochester Portfolio Series

         In addition to being a Board member of each of the Board III Funds,
Messrs. Downes, Galli and Wruble are also directors or trustees of 53 other portfolios in the OppenheimerFunds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

         Messrs. O'Hare, Gillespie, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board III Funds. As of
January 25, 2008,  the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board III Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------- --------------------- ------------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other       Dollar Range of     Aggregate Dollar Range
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios      Shares Beneficially   of Shares Beneficially
Service, Age                 in the Fund Complex Currently Overseen                      Owned in the Fund   Owned in Supervised Funds
---------------------------- --------------------------------------------------------- --------------------- ------------------------
---------------------------- --------------------------------------------------------- ----------------------------------------------
                                                                                                  As of December 31, 2006
---------------------------- --------------------------------------------------------- ----------------------------------------------
---------------------------- --------------------------------------------------------- --------------------- ------------------------

Thomas W. Courtney,          Principal of Courtney Associates, Inc. (venture capital           None          $50,001-$100,000
Chairman of the Board of     firm) (since 1982); General Partner of Trivest Venture
Trustees since 2001,         Fund (private venture capital fund); President of
Trustee since 1997           Investment Counseling Federated Investors, Inc.
 Age: 74                     (1973-1982); Trustee of the following open-end
                             investment companies: Cash Assets Trust (1984), Premier
                             VIT (formerly PIMCO Advisers VIT), Tax Free Trust of
                             Arizona (since 1984) and four funds for the Hawaiian
                             Tax Free Trust. Oversees 10 portfolios in the
                             OppenheimerFunds complex.

---------------------------- --------------------------------------------------------- --------------------- ------------------------
---------------------------- --------------------------------------------------------- --------------------- ------------------------

David K. Downes,             President, Chief Executive Officer and Board Member of            None               Over $100,000
Trustee since 2005           CRAFund Advisors, Inc. (investment management company)
 Age: 68                     (since January 2004); President of The Community
                             Reinvestment Act Qualified Investment Fund (investment
                             management company) (since January 2004); Independent
                             Chairman of the Board of Trustees of Quaker Investment
                             Trust (registered investment company) (since January
                             2004); Director of Internet Capital Group (information
                             technology company) (since October 2003); Chief
                             Operating Officer and Chief Financial Officer of
                             Lincoln National Investment Companies, Inc. (subsidiary
                             of Lincoln National Corporation, a publicly traded
                             company) and Delaware Investments U.S., Inc.
                             (investment management subsidiary of Lincoln National
                             Corporation) (1993-2003); President, Chief Executive
                             Officer and Trustee of Delaware Investment Family of
                             Funds (1993-2003); President and Board Member of
                             Lincoln National Convertible Securities Funds, Inc. and
                             the Lincoln National Income Funds, TDC (1993-2003);
                             Chairman and Chief Executive Officer of Retirement
                             Financial Services, Inc. (registered transfer agent and
                             investment adviser and subsidiary of Delaware
                             Investments U.S., Inc.) (1993-2003); President and
                             Chief Executive Officer of Delaware Service Company,
                             Inc. (1995-2003); Chief Administrative Officer, Chief
                             Financial Officer, Vice Chairman and Director of
                             Equitable Capital Management Corporation (investment
                             subsidiary of Equitable Life Assurance Society)
                             (1985-1992); Corporate Controller of Merrill Lynch &
                             Company (financial services holding company)
                             (1977-1985); held the following positions at the
                             Colonial Penn Group, Inc. (insurance company):
                             Corporate Budget Director (1974-1977), Assistant
                             Treasurer (1972-1974) and Director of Corporate Taxes
                             (1969-1972); held the following positions at Price
                             Waterhouse & Company (financial services firm): Tax
                             Manager (1967-1969), Tax Senior (1965-1967) and Staff
                             Accountant (1963-1965); United States Marine Corps
                             (1957-1959). Oversees 63 portfolios in the
                             OppenheimerFunds complex.

---------------------------- --------------------------------------------------------- --------------------- ------------------------
---------------------------- --------------------------------------------------------- --------------------- ------------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds.                 None          Over $100,000
Trustee since 1998           Oversees 63 portfolios in the OppenheimerFunds complex.*
Age: 74

---------------------------- --------------------------------------------------------- --------------------- ------------------------
---------------------------- --------------------------------------------------------- --------------------- ------------------------
Lacy B. Herrmann,            Founder and Chairman Emeritus of Aquila Group of Funds            None          $10,001-$50,000
Trustee since 1997           (open-end investment company) (since December 2004);

 Age: 78                     Chairman of Aquila Management Corporation and Aquila
                             Investment Management LLC (since August 1984); Chief
                             Executive Officer and President of Aquila Management
                             Corporation (August 1984-December 1994); Vice
                             President, Director and Secretary of Aquila
                             Distributors, Inc. (distributor of Aquila Management
                             Corporation); Treasurer of Aquila Distributors, Inc.;
                             President and Director of STCM Management Company, Inc.
                             (sponsor and adviser to CCMT); Chairman, President and
                             Director of InCap Management Corporation (until 2004);
                             Director of OCC Cash Reserves, Inc. (open-end
                             investment company) (June 2003-December 2004); Trustee
                             of Premier VIT (formerly PIMCO Advisors VIT)
                             (investment company) (since 1994); Trustee of OCC
                             Accumulation Trust (open-end investment company) (until
                             December 2004); Trustee Emeritus of Brown University
                             (since June 1983). Oversees 10 portfolios in the
                             OppenheimerFunds complex

---------------------------- --------------------------------------------------------- --------------------- ------------------------
---------------------------- --------------------------------------------------------- --------------------- ------------------------
Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund)       $1 to $10,000           Over $100,000
Trustee since 2001           (since September 1995); Director of Special Value

 Age: 64                     Opportunities Fund, LLC (registered investment company)
                             (since September 2004); Member of Zurich Financial
                             Investment Advisory Board (insurance) (since October
                             2004); Chairman (since August 2007) and Trustee (since
                             August 1991) of the Board of Governing Trustees of the
                             Jackson Laboratory (non-profit); Trustee of the
                             Institute for Advanced Study (non-profit educational
                             institute) (since May 1992); Special Limited Partner of
                             Odyssey Investment Partners, LLC (private equity
                             investment) (January 1999-September 2004); Trustee of
                             Research Foundation of AIMR (investment research,
                             non-profit) (2000-2002); Governor, Jerome Levy
                             Economics Institute of Bard College (economics
                             research) (August 1990-September 2001); Director of Ray
                             & Berendtson, Inc. (executive search firm) (May
                             2000-April 2002). Oversees 63 portfolios in the
                             OppenheimerFunds complex.

---------------------------- --------------------------------------------------------- --------------------- ------------------------

*        In addition to serving as a director or trustee of each of the Board III
Funds, Messrs .Downes, Galli and Wruble also serve on the Boards of 53 other
Oppenheimer funds that are not Board III Funds.

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2006

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of the Manager           None        Over $100,000
Trustee since 2001 and      (since June 2001); President of the Manager (September
President and Principal     2000-March 2007); President and director or trustee of other
Executive Officer since     Oppenheimer funds; President and Director of Oppenheimer
2005                        Acquisition Corp. ("OAC") (the Manager's parent holding
Age: 58                     company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                            Manager) (November 2001-December 2006); Chairman and Director
                            of Shareholder Services, Inc. and of Shareholder Financial
                            Services, Inc. (transfer agent subsidiaries of the Manager)
                            (since July 2001); President and Director of OppenheimerFunds
                            Legacy Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the following
                            investment advisory subsidiaries of the Manager: OFI
                            Institutional Asset Management, Inc., Centennial Asset
                            Management Corporation, Trinity Investment Management
                            Corporation and Tremont Capital Management, Inc. (since
                            November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President
                            (since November 2001) and Director (since July 2001) of
                            Oppenheimer Real Asset Management, Inc.; Executive Vice
                            President of Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of DLB
                            Acquisition Corporation (holding company parent of Babson
                            Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October  2003); Chairman of the Investment Company Institute's
                            Board of Governors (since October 2007). Oversees 102
                            portfolios in the OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

         The addresses of the officers in the chart below are as follows: for
Messrs. Royce, Gillespie and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Richard Royce,                      Mr. Royce has been portfolio manager of the Fund since June 2007. Prior to joining the
Vice President and Portfolio        Manager in 2007, Mr. Royce was a Vice President, co-portfolio manager and technology and
Manager since 2007                  media analyst at JP Morgan Asset Management (November 1998-April 2007). Prior to that time,
Age:42                              Mr. Royce was an investment analyst at Mark Asset Management. A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief            President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer since 2004       Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
Age: 57                             Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the

                                    OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
& Accounting Officer since 1999     Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer
Age: 48                             Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
                                    2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May
                                    2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                    Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                    Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                    Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                    1999),Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                    Legacy Program (April 2000-June 2003) . An officer of 102 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Brian Petersen,                     Vice President of the Manager (since Febraury 2007); Assistant Vice President of the Manager
Assistant Treasurer since 2004      (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
Age: 37                             1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer since 2005      and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                             Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
                                    American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary since 2001                Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 59                             Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                    President and General Counsel of HarbourView Asset Management Corporation (since December
                                    2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                    September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                    (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                    2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                    Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                    Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                    2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                                    2001); Director of OppenheimerFunds International Distributor Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary since 2001      2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
Age: 42                             2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
                                    (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                    (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                    Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                    1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary since 2004      (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS
Age: 39                             Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------------

Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004); Mr.
Assistant Secretary since 2004      Gillespie held the following positions at Merrill Lynch Investment Management: First Vice
Age: 43                             President (2001-September 2004); Director (2000-September 2004) and Vice President
                                    (1998-2000). An officer of 102 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------------

     o  Remuneration  of  the  Officers  and  Trustees.  The  officers  and  the interested Trustee of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The Independent  Trustees's  compensation  from the
Fund,  shown  below,  is for serving as a Trustee and member of a committee  (if applicable),  with respect to the Fund's fiscal year ended October 31, 2007. The total  compensation  from the Fund and  fund  complex  represents  compensation, including accrued retirement benefits,  for serving as a Trustee and member of a committee  (if  applicable)  of the  Boards of the Fund and  other  funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2007.

----------------------------------- --------------------- ----------------------------------------------------------------------
                                         Aggregate           Retirement                               Total Compensation From
Trustee Name and Other Fund                               Benefits Accrued      Estimated Annual
Position(s)                          Compensation From     as Part of Fund       Benefits Upon       the Fund and Fund Complex
(as applicable)                         the Fund(1)           Expenses           Retirement(2)                  (3)
----------------------------------- --------------------- ----------------------------------------------------------------------
----------------------------------- --------------------------------------------------------------------------------------------

                                          Fiscal year ended 10/31/07                                          12/31/07

----------------------------------- --------------------------------------------------------------------------------------------
----------------------------------- --------------------- ----------------------------------------------------------------------

Thomas W. Courtney                         $7,226              $2,646               $100,284                  $213,625

Chairman of the Board and Audit
Committee Member
----------------------------------- --------------------- ----------------------------------------------------------------------
----------------------------------- --------------------- ----------------------------------------------------------------------

David K. Downes(4)                         $6,313               $498                 $4,391                 $180,587(9)
Audit Committee Chairman

----------------------------------- --------------------- ----------------------------------------------------------------------
----------------------------------- --------------------- ----------------------------------------------------------------------

Robert G. Galli                            $5,603              $2,225             $107,096(5)               $330,533(6)
Audit Committee Member

----------------------------------- --------------------- ----------------------------------------------------------------------
----------------------------------- --------------------- ----------------------------------------------------------------------

Lacy B. Herrmann                           $5,704               $598                $88,150                   $169,625

Audit Committee Member
----------------------------------- --------------------- ----------------------------------------------------------------------
----------------------------------- --------------------- ----------------------------------------------------------------------

Brian F. Wruble                          $5,603(10)            $1,253              $45,544(7)               $335,190(8)

Audit Committee Member
----------------------------------- --------------------- ----------------------------------------------------------------------

     1.  "Aggregate  Compensation  From the  Fund"  includes  fees and  deferred compensation, if any, for a Director.

     2. "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Director will retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan benefits  as  described  below under  "Retirement  Plan for  Director]."  Actual benefits upon  retirement may vary based on retirement age, years of service and benefit payment elections of the Director].

     3.  "Total  Compensation  From the Fund and Fund  Complex"  includes  fees, deferred compensation (if any) and accrued retirement benefits (if any).

     4. Mr.  Downes was appointed as Director of the Board III Funds on December
16, 2005.

     5. Includes $57,285 estimated  benefits to be paid to Mr. Galli for serving as a director  or trustee of 53 other  Oppenheimer  funds that are not Board III
Funds.

     6.  Includes  $190,533  for  serving as a  director  or trustee of 53 other
Oppenheimer funds (at December 31, 2007) that are not Board III Funds.

     7. Includes $4,355 estimated  benefits to be paid to Mr. Wruble for serving as a director  or trustee of 53 other  Oppenheimer  funds that are not Board III
Funds.

     8.  Includes  $195,190  for  serving as a  director  or trustee of 53 other
Oppenheimer funds (at December 31, 2007) that are not Board III Funds.

     9.  Includes  $25,  587 for  serving as a  director  or trustee of 53 other
Oppenheimer funds (at December 31, 2007) that are not Board III Funds.

     10. Includes $4,579 deferred by Mr. Wruble under the "Compensation Deferral
Plan" described below.

     o Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average  compensation paid during a Trustee's five years of service in which the  highest  compensation  was  received.  A Trustee  must serve as director or trustee  for any of the Board III Funds for at least  seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the  maximum  benefit.  The amount of  retirement  benefits  a Trustee  will receive depends on the amount of the Trustee's  compensation,  including  future compensation and the length of his or her service on the Board.

     o  Compensation  Deferral  Plan for  Trustees.  The Board of  Trustees  has
adopted a Compensation  Deferral Plan for Independent Trustees that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any  Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  the  plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred compensation account.

     o Major Shareholders.  As of January 25, 2008, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     Orchard  Trust Co LLC,  fbo OPPEN  RECORDKEEPERPRO,  8515 E  Orchard  Road,
Greenwood  Village,  CO  80111-500,  which  owned  163,984.236  Class N  shares, representing 9.53% of the Class N shares then outstanding;

     Oppenheimer  Portfolio Series Active  Allocation Tact Comp, Attn: FPA Trade
Settle  (2-FA),  6803 S Tucson  Way,  Centennial,  CO,  80112-3924,  which owned
2,063,052.679  Class Y shares,  representing  72.89% of the Class Y shares  then outstanding;

     Taynik & Co., c/o Investors Bank & Trust, P.O. Box 9130, Boston, MA
02117-9130,  which owned 233,627.350 Class Y shares,  representing  8.25% of the
Class Y

shares then outstanding;

     OFI Trust Company TR,  OppenheimerFunds,  Inc., Deferred Compensation Plan,
Attn.: Susan Cisneros,  225 Liberty Street, 11th Floor, New York, NY 10281-1024,
which owned 217,571.644 Class Y shares, representing 7.68% of the Class Y shares then outstanding.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     o Code of Ethics.  The Fund, the Manager and the Distributor have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     o Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy  Voting
Policies and Procedures,  which include Proxy Voting Guidelines, under which the
Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the
Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial  interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's  general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

     o The  Fund  generally  votes  with  the  recommendation  of  the  issuer's management  on  routine  matters,  including  ratification  of  the  independent registered public accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The Fund opposes proposals to classify the board of directors.

     o The Fund supports proposals to eliminate cumulative voting.

     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     The Investment Advisory Agreement. The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally  responsible for the  day-to-day  management  of  the  Fund's  portfolio.  Other  members  of the
Manager's Equity Portfolio Team provide the portfolio  managers with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

       Fiscal Year ended 10/31:                            Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2005                                                        $7,301,284
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2006                                                        $8,098,963
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

                 2007                                                        $7,392,339

--------------------------------------- -----------------------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

         Portfolio Manager. The Fund's portfolio is managed by Richard Royce
         (referred to as the "Portfolio Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

         o  Other Accounts Managed.  In addition to managing the Fund's investment portfolio, the Portfolio Manager also manages another investment portfolio on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Manager as of October 31,
         2007.  No portfolio has a performance-based advisory fee:

                                                 Registered Investment      Other Pooled      Other Accounts(2)
                                                       Companies         Investment Vehicles
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------

         Accounts Managed                                  1                      0                   0

         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------

         Total Assets Managed(1)                       $1,121                       0                  0
         1.   In millions.
         2.   Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

                As indicated above, the Portfolio Manager also manages another investment portfolio.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other fund are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of
         Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do
         so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

o        Compensation of the Portfolio Manager.  The Fund's Portfolio Manager
         is employed and compensated by the Manager, not the Fund. Under the
         Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.
         As of October 31, 2007, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
         Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

         The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper Mid-Cap Growth Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Manager.  The compensation structure of the other fund managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

                o  Ownership of Fund Shares.  As of October 31, 2007, the
         Portfolio Manager beneficially owned shares of the Fund as follows:

                  ------------------------------------------------------------------------------------
                                                                    Range of Shares Beneficially
                               Portfolio Manager                         Owned in the Fund
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                                Richard Royce                           $100,001 - $500,000

                  ------------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers
(other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the
Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and
(iii) the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         During the fiscal years ended October 31, 2005, 2006 and 2007, the
Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2007, the Fund paid $1,300,279 in commissions to firms that provide brokerage and research services to the Fund with respect to $1,749,171,091 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

------------------------------------------- ---------------------------------------------------------------
         Fiscal Year Ended 10/31                    Total Brokerage Commissions Paid by the Fund*
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------
                   2005                                               $ 697,253
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------
                   2006                                              $ 1,271,065
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2007                                               $1,610,921

------------------------------------------- ---------------------------------------------------------------
   *Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans
The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

------------------ ----------------------- -----------------------
Fiscal Year         Aggregate Front-End      Class A Front-End
                                               Sales Charges
Ended 10/31:          Sales Charges on          Retained by
                       Class A Shares          Distributor(1)
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------
      2005               $1,726,364               $500,715
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------
      2006               $1,835,672               $505,953
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------

      2007               $1,124,795               $350,447

------------------ ----------------------- -----------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------- ---------------------------------------------------------------------------------------------------
Fiscal Year       Concessions on      Concessions on       Concessions on       Concessions on
Ended 10/31:      Class A Shares      Class B Shares       Class C Shares       Class N Shares
                   Advanced by          Advanced by          Advanced by          Advanced by
                  Distributor(1)      Distributor(1)       Distributor(1)       Distributor(1)
--------------- ---------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
      2005                $94,061               $1,183,845               $264,715                  $80,533
-------------------------------------------------------------------------------------------------------------------
--------------- ---------------------------------------------------------------------------------------------------
      2006                $90,796               $1,039,766               $228,644                  $28,751
--------------- ---------------------------------------------------------------------------------------------------
--------------- ------------------- -------------------- -------------------- --------------------

     2007            $38,162             $635,338              $81,527              $10,536

--------------- ------------------- -------------------- -------------------- --------------------
1.       The Distributor advances concession payments to financial
     intermediaries for certain sales of Class A shares and for sales of
     Class B, Class C and Class N shares from its own resources at the time of sale.

--------------- ----------------------------------------------------------------------------------------------------
Fiscal    Year       Class A        Class B Contingent   Class C Contingent   Class N Contingent
                    Contingent
                  Deferred Sales      Deferred Sales       Deferred Sales       Deferred Sales
Ended 10/31:     Charges Retained    Charges Retained     Charges Retained     Charges Retained
                  by Distributor      by Distributor       by Distributor       by Distributor
--------------- ----------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      2005                $16,233                $2,476,174                $255,370                 $88,354
--------------------------------------------------------------------------------------------------------------------
--------------- ----------------------------------------------------------------------------------------------------
      2006                 $5,366                 $536,876                 $22,847                  $10,609
--------------- ----------------------------------------------------------------------------------------------------
--------------- ------------------- -------------------- -------------------- --------------------

     2007             $7,932             $352,344              $10,029              $1,883

--------------- ------------------- -------------------- -------------------- --------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

o      Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor.
The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed
0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

o           The Distributor does not receive or retain the service fee on
Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to
March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the
Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

         For the fiscal year ended October 31, 2007, payments under the Class
A plan totaled $1,639,385 of which $11,545 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $118,489 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

o      Class B, Class C and Class N Distribution and Service Plan Fees.
Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year
Class B, Class C or Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If
Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may
              provide such financing from its own resources or from the
              resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and
              Class N shares,
o        bears the costs of sales literature, advertising and prospectuses
              (other than those furnished to current shareholders) and state
              "blue sky" registration fees and certain other distribution expenses,
o        may not be able to adequately compensate dealers that sell Class B,
              Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of
              Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor's actual expenses in selling Class B, Class C and
Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the
Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

          Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended October 31, 2007

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan             $1,977,150(1)             $1,554,299              $16,964,500                9.57%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan             $1,363,556(2)              $164,152                $5,260,405                3.88%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan              $188,191(3)                $59,096                 $753,805                 2.00%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

1.       Includes $46,458 paid to an affiliate of the Distributor's parent company.
2.       Includes $65,929 paid to an affiliate of the Distributor's parent company.
3.       Includes $11,193 paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI,  They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks
(including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o        depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are
                    payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o        ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to
                    which the plan relates (see "About the Fund --
                    Distribution and Service Plans" above);
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
                    administrative or shareholder services, including
                    retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement
                    to the Manager or Distributor for expenses they incur on
                    behalf of the Fund.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
             Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other
                    Oppenheimer funds through certain trading platforms and
                    programs, transaction processing or other services;

o        The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
                    self-regulatory agency, such as FINRA. Payments are made
                    based on the guidelines established by the Manager and
                    Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the
Fund's Prospectus and this SAI.  You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the
             Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and
             management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  1st Global Capital Co.                                  Advantage Capital Corporation / FSC
   Aegon                                                  Aetna Life Ins & Annuity Co.
   AG Edwards                                             AIG Financial Advisors
   AIG Life                                               Allianz Life Insurance Company
   Allstate Life                                          American Enterprise Life Insurance
   American General Annuity                               American Portfolios
   Ameriprise                                             Ameritas
   Annuity Investors Life                                 Associated Securities
   AXA Advisors                                           AXA Equitable Life Insurance
   Banc One Securities Corporation                        BNY Investment Center
   Cadaret Grant & Co, Inc.                               Chase Investment Services
   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)
   CitiStreet                                             Citizen's Bank of Rhode Island
   Columbus Life                                          Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.
   Edward D Jones & Co.                                   Federal Kemper
   Financial Network (ING)                                GE Financial Assurance
   GE Life & Annuity                                      Genworth Financial
   GlenBrook Life and Annuity Co.                         Great West Life
   Hartford Life Insurance Co.                            HD Vest Investment Services
   Hewitt Associates                                      IFMG Securities, Inc.
   ING Financial Advisers                                 ING Financial Partners
   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.
   Legend Equities Co.                                    Legg Mason Wood Walker
   Lincoln Benefit National Life                          Lincoln Financial
   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial
   Mass Mutual                                            McDonald Investments, Inc.
   Merrill Lynch                                          Minnesota Life
   Mony Life                                              Morgan Stanley Dean Witter
   Multifinancial (ING)                                   Mutual Service Co.
   National Planning Co.                                  Nationwide
   NFP                                                    Park Avenue Securities LLC
   PFS Investments, Inc.                                  Phoenix Life Insurance Co.
   Plan Member Securities                                 Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                     Protective Life Insurance Co.
   Provident Mutual Life & Annuity                        Prudential
   Raymond James & Associates, Inc.                       RBC Daine Rauscher
   Royal Alliance                                         Securities America, Inc.
   Security Benefit                                       Security First-Metlife
   Signator Investments                                   Sun Life Insurance Co.
   Sun Trust Securities, Inc.                             Thrivent Financial
   Travelers Life & Annuity Co.                           UBS Financial Services, Inc.
   Union Central                                          United Planners
   Wachovia                                               Walnut Street Securities (Met Life)
   Waterstone Financial Group                             Wells Fargo

         For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  1st Global Capital Co.                                 A G Edwards
  ACS HR Solutions                                       ADP
  AETNA Life Ins & Annuity Co.                           Alliance Benefit Group
  American Enterprise Investments                        American Express Retirement Service
  American Funds (Fascorp)                               American United Life Insurance Co.
  Ameriprise                                             Ameritrade, Inc.
  AMG Administrative Management Group                    AST (American Stock & Transfer)
  AXA Advisors                                           Baden Retirement
  BCG - New                                              BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration
  Benetech, Inc.                                         Bisys
  Boston Financial Data Services                         Ceridian
  Charles Schwab & Co, Inc.                              Citigroup Global Markets Inc (SSB)
  CitiStreet                                             City National Investments
  Clark Consulting                                       CPI
  DA Davidson & Co.                                      Daily Access. Com, Inc.
  Davenport & Co, LLC                                    David Lerner Associates
  Digital Retirement Solutions                           DR, Inc.
  Dyatech                                                E*Trade Clearing LLC
  Edgewood                                               Edward D Jones & Co.
  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc
  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)
  FBD Consulting                                         Ferris Baker Watts, Inc.
  Fidelity                                               First Clearing LLC
  First Southwest Co.                                    First Trust - Datalynx
  First Trust Corp                                       Franklin Templeton
  Geller Group                                           Great West Life
  H&R Block Financial Advisors, Inc.                     Hartford Life Insurance Co.
  HD Vest Investment Services                            Hewitt Associates
  HSBC Brokerage USA, Inc.                               ICMA - RC Services
  Independent Plan Coordinators                          Ingham Group
  Interactive Retirement Systems                         Invesmart
  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.
  John Hancock                                           JP Morgan
  July Business Services                                 Kaufman & Goble
  Legend Equities Co.                                    Legg Mason Wood Walker
  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                        MassMutual
  Matrix Settlement & Clearance Services                 McDonald Investments, Inc.
  Mercer HR Services                                     Merrill Lynch
  Mesirow Financial, Inc.                                MetLife
  MFS Investment Management                              Mid Atlantic Capital Co.
  Milliman USA                                           Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.
  National City Bank                                     National Deferred Comp
  National Financial                                     National Investor Services Co.
  Nationwide                                             Newport Retirement Services
  Northwest Plan Services                                NY Life Benefits
  Oppenheimer & Co, Inc.                                 Peoples Securities, Inc.
  Pershing                                               PFPC
  Piper Jaffray & Co.                                    Plan Administrators
  Plan Member Securities                                 Primevest Financial Services, Inc.
  Principal Life Insurance                               Prudential
  PSMI Group                                             Quads Trust Company
  Raymond James & Associates, Inc.                       Reliastar
  Robert W Baird & Co.                                   RSM McGladrey
  Scott & Stringfellow, Inc.                             Scottrade, Inc.
  Southwest Securities, Inc.                             Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                          Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                              Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o        Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period represent historical performance information and are not, and should not be
              considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         o  Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years).
An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

              In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year,
4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.] For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.
There is no sales charge on Class Y shares.

o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     = Average Annual Total Return
  P

o        Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD   l/n    - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

o        Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n - 1    = Average Annual Total Return (After Taxes on Distributions and
  P                Redemptions)

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P
o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                               The Fund's Total Returns for the Periods Ended 10/31/07

----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
Class of           Cumulative Total                              Average Annual Total Returns
                 Returns (10 years or
Shares              life-of-class)
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------
                                                  1-Year                   5-Years                  10-Years
                                                                                               (or life of class if
                                                                                                      less)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class A(1)         100.53%      112.76%        7.27%       13.82%       11.87%       13.20%        7.27%        7.91%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B(2)         103.58%      103.58%        8.05%       13.05%       12.12%       12.38%        7.43%        7.43%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C(3)          97.65%       97.65%       11.99%       12.99%       12.37%       12.37%        7.11%        7.11%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class N(4)           7.06%        7.06%       12.63%       13.63%       12.95%       12.95%        1.03%        1.03%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class Y(5)         122.37%      122.37%       14.37%       14.37%       13.66%       13.66%        8.39%        8.39%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
1.       Inception of Class A:      12/01/97
2.       Inception of Class B:      12/01/97
3.       Inception of Class C:      12/01/97
4.       Inception of Class N:      03/01/01
5.       Inception of Class Y:      12/01/97

----------------------------------------------------------------------------------------------------------------

                    Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                                        For the Periods Ended 10/31/07

----------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------- ------------------------ ----------------------
                                                  1-Year                 5-Years                10-Years

------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------

After Taxes on Distributions                      7.27%                  11.87%                   7.26%

------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------

After Taxes on Distributions and                  4.73%                  10.39%                   6.42%

Redemption of Fund Shares
------------------------------------------ --------------------- ------------------------ ----------------------
     1.  Inception of Class A: 12/01/97

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         o  Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

o      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among
Mid-Cap Growth Category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

         o  Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix A  contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the
Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives
Federal Funds for the purchase through the ACH system before the close of the
New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix A  to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                                     Active Allocation Fund
Oppenheimer Baring Japan Fund                                     Equity Investor Fund
Oppenheimer Baring SMA International Fund                         Conservative Investor Fund
Oppenheimer Core Bond Fund                                        Moderate Investor Fund
Oppenheimer California Municipal Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Champion Income Fund                              Oppenheimer Quest Balanced Fund
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Real Estate Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Dividend Growth Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                          Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester National Municipals
Oppenheimer Global Value Fund                                 Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                          Oppenheimer SMA Core Bond Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer SMA International Bond Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund                                  Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund                      Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund                        Rochester Fund Municipals
Oppenheimer MidCap Fund

LifeCycle Funds
   Oppenheimer Transition 2010 Fund
   Oppenheimer Transition 2015 Fund
   Oppenheimer Transition 2020 Fund
   Oppenheimer Transition 2030 Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Institutional Money Market Fund                   Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other
Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units purchases in advisor sold Section 529 plans, for which the Manager or the
Distributor serves as the Program Manager or Program Distributor. A Letter is
an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the
Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

         To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and
Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of
Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

     If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

     If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

     By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the IRC may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

o      Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the Letter applies to more than one fund account, the
investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the
Letter. If there are not sufficient shares to cover the escrow amount, the
Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the
Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

         3.   If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

         4.   If the total purchases under the Letter are less than the
intended purchases specified, on the first business day after the end of the
Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

         5.   If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

         6.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith,
Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class
C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which
Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than
$100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer
"street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

Class A Shares Subject to a Contingent Deferred Sales Charge. Under a special arrangement with the Distributor, for purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

         o  Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange,
Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         o  Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans,
                  Profit-Sharing Plans and Money Purchase Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
                  Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,

o        to Group Retirement Plans (as defined in Appendix A to this SAI)
                  which have entered into a special agreement with the
                  Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the
                  IRC, the recordkeeper or the plan sponsor for which has
                  entered into a special agreement with the Distributor,

o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the
                  broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
                  redemption proceeds of Class A shares of one or more
                  Oppenheimer funds (other than rollovers from an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
                  redemption proceeds of  Class C shares of one or more
                  Oppenheimer funds held by the plan for more than one year
                  (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the
                  Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan made with the redemption
                  proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         o  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o        A fund account whose shares were acquired after September 30th of the prior year;
o        A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares.
                  However, once all Class B shares held in the account have
                  been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o        A fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o        Accounts of shareholders that are held by broker-dealers under the
                  NSCC Fund/SERV system in Networking level 1 and 3 accounts;

o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,

                  Custom Plus, Record(k)eeper Pro and Pension Alliance
                  Retirement Plan programs; and

o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o        Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         ?    Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange
                      on which they are traded, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the
                      valuation date if it is within the spread of the closing
                      "bid" and "asked" prices on the valuation date or, if
                      not,  at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at
                      its last trading session on or immediately before the
                      valuation date, or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or,
                      on the basis of reasonable inquiry, from two market
                      makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
              remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid"
and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix"
comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an
asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class
              A shares on which a contingent deferred sales charge was paid,
              or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C,  Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the IRC, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the
Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the IRC and certain documents (available from the
Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the IRC, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the IRC requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The
Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the
Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix
A to this SAI).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         o  Automatic Exchange Plans. Shareholders can authorize the
Transfer Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
SAI.

Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic
Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the
Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer AMT-Free Municipals                              Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Money Market Fund, Inc.                          Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer New Jersey Municipal Fund                        Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer Principal Protected Main Street Fund II          Oppenheimer Senior Floating Rate Fund
     Oppenheimer Pennsylvania Municipal Fund                      Rochester Fund Municipals

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                        Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Balanced Fund                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer California Municipal Fund                       Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Capital Income Fund                              Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer Cash Reserves                                    Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer Convertible Securities Fund                      Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Dividend Growth Fund                             Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Equity Income Fund, Inc.                         Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o        Oppenheimer  Institutional  Money  Market  Fund  only  offers  Class E,
         Class L and Class P shares.

o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
         Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class
         M shares.

o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the
         Distributor. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund until after the expiration of the warranty period
         (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund II until after the expiration of the warranty period
         (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund III until after the expiration of the warranty period
         (12/16/2011).
o        Class A, Class B, Class C and Class N shares of Oppenheimer
         Developing Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of that fund may make additional exchanges into that fund with as little as $50.

o        Shares of Oppenheimer International Small Company Fund may be
         acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o        In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that
         Fund.
o        Oppenheimer Global Value Fund only offers Class A and Class Y shares.
         Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
         Distributor.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         o  How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund acquired by exchange of
     Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of Oppenheimer Rochester National Municipals and Rochester Fund
     Municipals acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o        When Class A shares of Oppenheimer Rochester National Municipals and
     Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged
     Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of
     Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class
     A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of
     Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
     Money Market Fund, Inc. acquired by exchange of Class A shares of any
     Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Oppenheimer Limited Term California
     Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
     Limited Term Municipal Fund, Limited Term New York Municipal Fund and
     Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class
     C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b)
     plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the
     Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         o  Telephone Exchange Requests. When exchanging shares by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and
Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

         The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the IRC described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the IRC of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The IRC contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the IRC, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income including net income derived from an interest in a qualified publicly traded partnership.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the IRC, by December 31
each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October
31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.
That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the IRC govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss
(but only to the extent of previously recognized "mark-to-market" gains).

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.
All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the IRC apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Brown Brothers Harriman & Co. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND:

      We have audited the accompanying statement of assets and liabilities of
Oppenheimer MidCap Fund, including the statement of investments, as of October
31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer MidCap Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
December 13, 2007

STATEMENT OF INVESTMENTS  October 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.8%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.1%
ITT Educational Services, Inc. 1                       84,200   $    10,709,398
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                               168,800        22,463,904
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Harman International Industries, Inc.                  87,100         7,333,820
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.0%
Liberty Media Holding Corp.-Interactive,
Series A 1                                            967,600        20,542,148
--------------------------------------------------------------------------------
MEDIA--4.9%
Cablevision Systems Corp.
New York Group, Cl. A 1                               522,700        15,330,791
--------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                       266,800        16,541,600
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                            478,800        17,562,384
                                                                ----------------
                                                                      49,434,775

--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.1%
Abercrombie & Fitch Co., Cl. A                        126,000         9,979,200
--------------------------------------------------------------------------------
CarMax, Inc. 1                                        490,000        10,226,300
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                               252,600        14,958,972
--------------------------------------------------------------------------------
Guess?, Inc.                                          166,100         8,535,879
--------------------------------------------------------------------------------
Tiffany & Co.                                         343,900        18,632,502
                                                                ----------------
                                                                      62,332,853

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Polo Ralph Lauren Corp., Cl. A                        405,000        27,864,000
--------------------------------------------------------------------------------
ENERGY--6.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Cameron International Corp. 1                         132,500        12,900,200
--------------------------------------------------------------------------------
Smith International, Inc.                             245,800        16,235,090
                                                                ----------------
                                                                      29,135,290

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.6%
Murphy Oil Corp.                                      245,200   $    18,054,076
--------------------------------------------------------------------------------
Range Resources Corp.                                 405,700        18,228,101
                                                                ----------------
                                                                      36,282,177

--------------------------------------------------------------------------------
FINANCIALS--11.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Affiliated Managers
Group, Inc. 1                                         167,300        22,008,315
--------------------------------------------------------------------------------
Fortress Investment
Group LLC, Cl. A                                      641,190        14,138,240
--------------------------------------------------------------------------------
MF Global Ltd. 1                                      251,200         7,425,472
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                419,600         9,751,504
                                                                ----------------
                                                                      53,323,531

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
CME Group, Inc.                                        11,700         7,795,125
--------------------------------------------------------------------------------
INSURANCE--1.2%
Ambac Financial Group, Inc.                           215,200         7,925,816
--------------------------------------------------------------------------------
Philadelphia Consolidated
Holding Co. 1                                          99,100         4,043,280
                                                                ----------------
                                                                      11,969,096

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.7%
Boston Properties, Inc.                               162,500        17,605,250
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.4%
CB Richard Ellis Group, Inc., Cl. A 1                 310,000         7,557,800
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                              180,800        17,235,664
                                                                ----------------
                                                                      24,793,464

--------------------------------------------------------------------------------
HEALTH CARE--16.0%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Bard (C.R.), Inc.                                     201,200        16,822,332
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                            209,100        25,464,198
                                                                ----------------
                                                                      42,286,530

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Coventry Health Care, Inc. 1                          387,525        23,371,633

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Schein (Henry), Inc. 1                                248,900   $    14,909,110
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                    183,500         8,450,175
                                                                ----------------
                                                                      46,730,918

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.5%
Cerner Corp. 1                                        431,300        25,688,228
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.2%
Covance, Inc. 1                                       389,500        32,133,750
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Shire Pharmaceuticals
Group plc, ADR                                        198,600        14,924,790
--------------------------------------------------------------------------------
INDUSTRIALS--14.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.0%
Alliant Techsystems, Inc. 1                            51,300         5,663,007
--------------------------------------------------------------------------------
Precision Castparts Corp.                              56,500         8,464,265
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                293,200        21,934,292
--------------------------------------------------------------------------------
Spirit Aerosystems
Holdings, Inc., Cl. A 1                               403,500        14,009,520
                                                                ----------------
                                                                      50,071,084

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
C.H. Robinson Worldwide, Inc.                         184,900         9,230,208
--------------------------------------------------------------------------------
Expeditors International
of Washington, Inc.                                   152,600         7,729,190
                                                                ----------------
                                                                      16,959,398

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.9%
FTI Consulting, Inc. 1                                 95,200         5,169,360
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                    192,600        12,143,430
--------------------------------------------------------------------------------
Robert Half International, Inc.                       338,500        10,185,465
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                    384,200        22,410,386
                                                                ----------------
                                                                      49,908,641

--------------------------------------------------------------------------------
MACHINERY--1.4%
Oshkosh Truck Corp.                                   264,800        14,352,160
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Fastenal Co.                                          407,500        18,125,600

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
F5 Networks, Inc. 1                                   218,100   $     7,858,143
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                              51,600         6,424,716
                                                                ----------------
                                                                      14,282,859

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Network Appliance, Inc. 1                             455,100        14,331,099
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.3%
Amphenol Corp., Cl. A                                 345,100        15,277,577
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                             435,300        18,152,010
                                                                ----------------
                                                                      33,429,587

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Digital River, Inc. 1                                   4,300           228,158
--------------------------------------------------------------------------------
IT SERVICES--5.5%
Affiliated Computer
Services, Inc., Cl. A 1                               350,800        17,771,528
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                     487,400        20,207,604
--------------------------------------------------------------------------------
SAIC, Inc. 1                                          903,000        17,798,130
                                                                ----------------
                                                                      55,777,262

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
FormFactor, Inc. 1                                    314,300        12,292,273
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            462,200        15,331,174
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1     204,850         9,427,197
                                                                ----------------
                                                                      37,050,644

--------------------------------------------------------------------------------
SOFTWARE--5.5%
Amdocs Ltd. 1                                         354,000        12,177,600
--------------------------------------------------------------------------------
Ansys, Inc. 1                                         258,100        10,016,861
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      222,800        10,894,920
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                        320,450        22,598,134
                                                                ----------------
                                                                      55,687,515

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MATERIALS--4.5%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Ecolab, Inc.                                          215,400   $    10,160,418
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Vulcan Materials Co.                                  124,400        10,637,444
--------------------------------------------------------------------------------
METALS & MINING--2.4%
Allegheny Technologies, Inc.                          113,900        11,637,163
--------------------------------------------------------------------------------
Titanium Metals Corp. 1                               372,800        13,122,560
                                                                ----------------
                                                                      24,759,723

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
Crown Castle International Corp. 1                    611,700        25,122,519
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  254,800        14,778,400
                                                                ----------------
                                                                      39,900,919

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
GAS UTILITIES--1.3%
Questar Corp.                                         221,600   $    12,648,927
                                                                ----------------
Total Common Stocks
(Cost $858,591,026)                                               1,001,660,485

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.20% 2,3
(Cost $3,338,314)                                   3,338,314         3,338,314

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $861,929,340)                                      99.3%    1,004,998,799
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.7         7,375,845
                                                    ----------------------------
NET ASSETS                                              100.0%  $ 1,012,374,644
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES         GROSS         GROSS             SHARES
                               OCTOBER 31, 2006     ADDITIONS    REDUCTIONS   OCTOBER 31, 2007
-----------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E             15,374,147   523,127,842   535,163,675          3,338,314

                                                                                      DIVIDEND
                                                                      VALUE             INCOME
-----------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E                                        $ 3,338,314          $ 901,182

3. Rate shown is the 7-day yield as of October 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $858,591,026)                                                  $ 1,001,660,485
Affiliated companies (cost $3,338,314)                                                            3,338,314
                                                                                            ----------------
                                                                                              1,004,998,799
------------------------------------------------------------------------------------------------------------
Cash                                                                                              1,272,833
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 12,583,366
Shares of beneficial interest sold                                                                  598,783
Dividends                                                                                           106,346
Other                                                                                                17,569
                                                                                            ----------------
Total assets                                                                                  1,019,577,696

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                             5,187,093
Shares of beneficial interest redeemed                                                            1,223,709
Shareholder communications                                                                          229,179
Transfer and shareholder servicing agent fees                                                       190,353
Distribution and service plan fees                                                                  178,524
Trustees' compensation                                                                              165,960
Other                                                                                                28,234
                                                                                            ----------------
Total liabilities                                                                                 7,203,052

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 1,012,374,644
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $ 1,595,656,428
------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (172,304)
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (726,178,939)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      143,069,459
                                                                                            ----------------
NET ASSETS                                                                                  $ 1,012,374,644
                                                                                            ================

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$618,566,419 and 29,103,501 shares of beneficial interest outstanding)                 $ 21.25
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $ 22.55
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $177,264,414 and
8,975,452 shares of beneficial interest outstanding) $ 19.75
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $135,580,982 and
6,867,150 shares of beneficial interest outstanding) $ 19.74
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,721,598 and
1,803,498 shares of beneficial interest outstanding) $ 20.92
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $43,241,231 and 1,947,230 shares of beneficial interest outstanding) $
22.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                     $  5,387,482
Affiliated companies                                                            901,182
----------------------------------------------------------------------------------------
Interest                                                                         75,598
----------------------------------------------------------------------------------------
Other income                                                                     84,471
                                                                           -------------
Total investment income                                                       6,448,733

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               7,392,339
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       1,639,385
Class B                                                                       1,977,150
Class C                                                                       1,363,556
Class N                                                                         188,191
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       2,646,386
Class B                                                                         569,085
Class C                                                                         489,199
Class N                                                                         145,310
Class Y                                                                          84,194
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         327,387
Class B                                                                         127,504
Class C                                                                          50,086
Class N                                                                           5,867
Class Y                                                                             127
----------------------------------------------------------------------------------------
Trustees' compensation                                                           46,152
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       7,077
----------------------------------------------------------------------------------------
Administration service fees                                                       1,500
----------------------------------------------------------------------------------------
Other                                                                            62,030
                                                                           -------------
Total expenses                                                               17,122,525
Less reduction to custodian expenses                                             (1,360)
Less waivers and reimbursements of expenses                                    (346,421)
                                                                           -------------
Net expenses                                                                 16,774,744

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (10,326,011)

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on investments from unaffiliated companies                240,973,815
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                        (95,104,245)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $135,543,559
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                       2007             2006
-------------------------------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $  (10,326,011)  $  (10,976,062)
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     240,973,815       98,157,780
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (95,104,245)     (20,813,201)
                                                                                   --------------------------------
Net increase in net assets resulting from operations                                  135,543,559       66,368,517

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                              (154,257,177)      32,109,669
Class B                                                                               (82,302,757)     (92,141,117)
Class C                                                                               (25,256,563)        (296,334)
Class N                                                                                (5,519,524)       1,542,223
Class Y                                                                                  (457,498)        (536,366)
                                                                                   --------------------------------

                                                                                     (267,793,519) (59,321,925)

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                            (132,249,960)       7,046,592
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,144,624,604    1,137,578,012
                                                                                   --------------------------------

End of period (including accumulated net investment loss of
$172,304 and $154,224, respectively)                                               $1,012,374,644   $1,144,624,604
                                                                                   ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   18.67    $   17.56    $   15.04     $   13.97    $   11.43
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1      (.12) 1      (.15) 1       (.17)        (.12)
Net realized and unrealized gain                           2.72         1.23         2.67          1.24         2.66
                                                      ----------------------------------------------------------------
Total from investment operations                           2.58         1.11         2.52          1.07         2.54
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   21.25    $   18.67    $   17.56     $   15.04    $   13.97
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.82%        6.32%       16.76%         7.66%       22.22%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 618,567    $ 687,642    $ 618,270     $ 504,292    $ 430,514
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 681,071    $ 696,033    $ 570,513     $ 457,926    $ 366,050
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.73)%      (0.65)%      (0.94)%       (1.05)%      (1.01)%
Total expenses                                             1.37% 4      1.32% 4      1.39%         1.42%        1.61%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.32%        1.30%        1.35%         1.33%        1.32%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 1.37%
      Year Ended October 31, 2006                 1.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.47    $   16.56    $   14.29     $   13.37    $   11.02
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.26) 1      (.25) 1      (.27) 1       (.30)        (.23)
Net realized and unrealized gain                           2.54         1.16         2.54          1.22         2.58
                                                      ----------------------------------------------------------------
Total from investment operations                           2.28          .91         2.27           .92         2.35
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.75    $   17.47    $   16.56     $   14.29    $   13.37
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.05%        5.49%       15.89%         6.88%       21.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 177,264    $ 235,821    $ 310,352     $ 312,315    $ 327,880
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 198,207    $ 283,459    $ 319,953     $ 316,748    $ 291,209
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (1.44)%      (1.40)%      (1.71)%       (1.83)%      (1.75)%
Total expenses                                             2.04% 4      2.08% 4      2.26%         2.30%        2.51%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   2.03%        2.07%        2.14%         2.12%        2.06%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 2.04%
      Year Ended October 31, 2006                 2.08%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.47    $   16.56    $   14.29     $   13.37    $   11.02
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.27) 1      (.24) 1      (.26) 1       (.25)        (.20)
Net realized and unrealized gain                           2.54         1.15         2.53          1.17         2.55
                                                      ----------------------------------------------------------------
Total from investment operations                           2.27          .91         2.27           .92         2.35
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.74    $   17.47    $   16.56     $   14.29    $   13.37
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        12.99%        5.49%       15.89%         6.88%       21.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 135,581    $ 144,184    $ 137,308     $ 110,018    $ 103,271
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 136,508    $ 149,438    $ 126,925     $ 105,285    $  87,528
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (1.48)%      (1.39)%      (1.68)%       (1.81)%      (1.77)%
Total expenses                                             2.08% 4      2.06% 4      2.17%         2.26%        2.49%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   2.07%        2.04%        2.10%         2.10%        2.08%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 2.08%
      Year Ended October 31, 2006                 2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,               2007         2006         2005         2004        2003
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   18.41     $  17.36     $  14.90     $  13.87    $  11.38
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.19) 1      (.16) 1      (.19) 1      (.18)       (.17)
Net realized and unrealized gain                 2.70         1.21         2.65         1.21        2.66
                                            --------------------------------------------------------------
Total from investment operations                 2.51         1.05         2.46         1.03        2.49
----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   20.92     $  18.41     $  17.36     $  14.90    $  13.87
                                            ==============================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              13.63%        6.05%       16.51%        7.43%      21.88%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  37,722     $ 38,500     $ 34,879     $ 22,488    $ 16,606
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  37,676     $ 38,644     $ 29,445     $ 18,969    $ 11,846
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.96)%      (0.89)%      (1.15)%      (1.28)%     (1.34)%
Total expenses                                   1.59% 4      1.60% 4      1.67%        1.80%       1.86%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                         1.55%        1.53%        1.55%        1.57%       1.64%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            96%          63%          39%         114%         76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         1.59%
      Year Ended October 31, 2006         1.60%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS Y     YEAR ENDED OCTOBER 31,                2007               2006           2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    19.42           $  18.19       $  15.51     $  14.35     $  11.71
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.07) 1            (.04) 1        (.08) 1      (.13)        (.19)
Net realized and unrealized gain                  2.86               1.27           2.76         1.29         2.83
                                            ---------------------------------------------------------------------------
Total from investment operations                  2.79               1.23           2.68         1.16         2.64
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    22.21           $  19.42       $  18.19     $  15.51     $  14.35
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               14.37%              6.76%         17.28%        8.08%       22.55%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   43,241           $ 38,478       $ 36,769     $ 23,785     $ 17,171
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   38,230           $ 42,277       $ 31,030     $ 19,540     $ 11,928
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.33)%            (0.21)%        (0.49)%      (0.69)%      (0.80)%
Total expenses                                    0.91% 4,5,6,7      0.86% 4,5      0.89% 7      0.98% 7      1.11% 6,7
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             96%                63%            39%         114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         0.91%
      Year Ended October 31, 2006         0.86%

5. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the
Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable.
As a shareholder, the Fund is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $--                        $--         $725,704,087         $142,594,606

1. As of October 31, 2007, the Fund had $725,704,087 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2007, details of the capital loss carryforwards were as follows:

                           EXPIRING
                           ----------------------------
                           2009           $ 420,157,455
                           2010             237,910,335
                           2011              67,636,297
                                          -------------
                           Total          $ 725,704,087
                                          =============

2. During the fiscal year ended October 31, 2007, the Fund utilized $241,392,441 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2006, the Fund utilized $98,062,815 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2007. Net assets of the
Fund were unaffected by the reclassifications.

                                   REDUCTION TO       INCREASE TO
                                    ACCUMULATED   ACCUMULATED NET
               REDUCTION TO      NET INVESTMENT     REALIZED LOSS
               PAID-IN CAPITAL             LOSS    ON INVESTMENTS
               --------------------------------------------------
               $10,047,271          $10,307,931          $260,660

No distributions were paid during the years ended October 31, 2007 and October
31, 2006.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities     $ 862,404,193
                                                 =============
              Gross unrealized appreciation      $ 171,762,530
              Gross unrealized depreciation        (29,167,924)
                                                 -------------
              Net unrealized appreciation        $ 142,594,606
                                                 =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October
31, 2007, the Fund's projected benefit obligations were increased by $16,886 and payments of $6,859 were made to retired trustees, resulting in an accumulated liability of $154,778 as of October 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED OCTOBER 31, 2007      YEAR ENDED OCTOBER 31, 2006
                                 SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------

CLASS A
Sold                          7,000,880    $ 137,080,894     12,456,104    $ 232,902,655
Redeemed                    (14,734,745)    (291,338,071)   (10,828,490)    (200,792,986)
                            -------------------------------------------------------------
Net increase (decrease)      (7,733,865)   $(154,257,177)     1,627,614    $  32,109,669
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                          1,079,220    $  19,814,182      2,421,700    $  42,440,670
Redeemed                     (5,603,021)    (102,116,939)    (7,667,035)    (134,581,787)
                            -------------------------------------------------------------
Net decrease                 (4,523,801)   $ (82,302,757)    (5,245,335)   $ (92,141,117)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                          1,160,849    $  21,285,139      2,268,226    $  39,902,362
Redeemed                     (2,546,706)     (46,541,702)    (2,308,632)     (40,198,696)
                            -------------------------------------------------------------
Net decrease                 (1,385,857)   $ (25,256,563)       (40,406)   $    (296,334)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                            597,494    $  11,527,630      1,048,416    $  19,390,271
Redeemed                       (884,873)     (17,047,154)      (966,459)     (17,848,048)
                            -------------------------------------------------------------
Net increase (decrease)        (287,379)   $  (5,519,524)        81,957    $   1,542,223
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                            544,006    $  11,273,918        715,427    $  13,998,045
Redeemed                       (577,616)     (11,731,416)      (755,584)     (14,534,411)
                            -------------------------------------------------------------
Net decrease                    (33,610)   $    (457,498)       (40,157)   $    (536,366)
                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October
31, 2007, were as follows:

                                        PURCHASES             SALES
-------------------------------------------------------------------
Investment securities              $1,026,799,032    $1,302,918,720

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                ----------------------------------------------
                Up to $200 million                       0.75%
                Next $200 million                        0.72
                Next $200 million                        0.69
                Next $200 million                        0.66
                Next $700 million                        0.60
                Next $1.0 billion                        0.58
                Over $2.5 billion                        0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2007, the Fund paid
$3,688,659 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The
Distributor's aggregate uncompensated expenses under the plan at September 30,
2007 for Class B, Class C and Class N shares were $16,964,500, $5,260,405 and
$753,805, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------

October 31, 2007        $350,447          $7,932        $352,344         $10,029          $1,883

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2007, OFS waived $294,192, $3,486, $17,536 and $14,250 for Class A, Class B, Class C and
Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended October 31, 2007, the Manager waived $16,957 for
IMMF management fees.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
October 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

                                      A-1
                                   Appendix A

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans created or qualified under Sections 401(a) or 401(k) of the

     IRC,

     2) non-qualified deferred

     compensation plans,

     3) employee benefit plans(4)

     4) Group Retirement Plans(5)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
Cases

-----------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(6)  This waiver provision applies to:

     o Purchases of Class A shares aggregating $1

     million or more.

     o Purchases of Class A shares, prior to March 1, 2007, by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge prior to March 1, 2001.  That included  plans
(other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought  shares  costing
$500,000 or more, 2) had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more,  or 3)  certified  to the  Distributor that it projects to have annual plan purchases of $200,000 or more.

     o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     o  Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

     II. Waivers of Class A Sales Charges of Oppenheimer Funds

-----------------------------------------------------

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     o The Manager or its affiliates.

     o Present or former officers,  directors, trustees and employees (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     o  Registered  management  investment  companies,  or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     o Dealers or brokers that have a sales agreement with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     o Employees and registered  representatives  (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     o Dealers,  brokers,  banks or  registered  investment  advisors  that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or adviser for the purchase or sale of Fund shares.

     o  Investment  advisors  and  financial  planners  who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     o "Rabbi  trusts" that buy shares for their own accounts,  if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o Clients of investment  advisors or financial  planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     o Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     o  Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the investment  adviser (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     o A unit  investment  trust that has entered into an appropriate  agreement with the Distributor.

     o Dealers,  brokers,  banks,  or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     o Retirement Plans and deferred  compensation plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the IRC), in each case if those purchases are made  through  a broker,  agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

     o A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for  Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     o A qualified  Retirement  Plan that had agreed  with the former  Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     o Effective March 1, 2007, purchases of Class A shares by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge prior to March 1, 2001.  That included  plans
(other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought  shares  costing
$500,000 or more, 2) had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more,  or 3)  certified  to the  Distributor that it projects to have annual plan purchases of $200,000 or more.

     o Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

     o Purchases  of Class A shares by former  shareholders  of Atlas  Strategic
Income  Fund in any  Oppenheimer  fund into which  shareholders  of  Oppenheimer
Strategic Income Fund may exchange.

     o Purchases  prior to June 15, 2008 by former  shareholders  of Oppenheimer
Tremont Market Neutral Fund, LLC or Oppenheimer  Tremont  Opportunity Fund, LLC,
directly from the proceeds from mandatory redemptions.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     o  Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     o Shares purchased by the reinvestment of dividends or other  distributions reinvested from the Fund or other  Oppenheimer  funds or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.

     o  Shares  purchased  by  certain  Retirement  Plans  that  are  part  of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     o Shares  purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     o Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     o Retirement Plans that have $5 million or more in plan assets.

     o Retirement  Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     o To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.

     o  Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     o For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:

     1)  Following  the  death  or  disability  (as  defined  in the IRC) of the participant  or  beneficiary.  The  death or  disability  must  occur  after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the IRC, or, in the case of an IRA, a divorce or  separation  agreement  described in Section
71(b) of the IRC.

     6) To meet the minimum distribution requirements of the IRC.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the IRC.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

     o For distributions  from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     o For  distributions  from retirement  plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     o At the sole discretion of the Distributor,  the contingent deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     III. Waivers of Class B, Class C and Class N Sales

     Charges of Oppenheimer Funds
---------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred
sales charges will be waived for redemptions of
shares in the following cases:

     o Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     o The contingent  deferred sales charges are generally not waived following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability (as defined in the IRC).

     o  Distributions  from accounts for which the  broker-dealer  of record has entered into a special agreement with the Distributor allowing this waiver.

     o At the sole discretion of the Distributor,  the contingent deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     o Redemptions of Class B shares held by Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     o Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     o  Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     o  Distributions(9)  from Retirement  Plans or other employee benefit plans for any of the following purposes:

     1)  Following  the  death  or  disability  (as  defined  in the IRC) of the participant  or  beneficiary.  The  death or  disability  must  occur  after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make distributions required under a Qualified Domestic

     Relations  Order,  or in the  case  of an  IRA,  a  divorce  or  separation agreement described in Section 71(b) of the IRC.

     6) To meet the minimum distribution requirements of the IRC.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the IRC.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     o  Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     o Shares sold to the Manager or its affiliates.

     o Shares sold to  registered  management  investment  companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     o Shares issued in plans of reorganization to which the Fund is a party.

     o Shares  sold to  present  or  former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

-------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

     Oppenheimer Rising Dividends Fund, Inc.
     Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     o acquired  by such  shareholder  pursuant  to an  exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     o  purchased  by  such   shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

     A. Reductions or Waivers of Class A Sales Charges.

     Reduced  Class A Initial  Sales Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible               Initial Sales Charge as       Initial Sales Charge as a %      Concession as %
Employees or Members             a % of Offering Price         of Net Amount Invested           of Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

--------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         o   Waiver of Class A Sales Charges for Certain Shareholders.
Class A shares purchased by the following investors are not subject to any
Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on

                  February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the
                  AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         o   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

              B.  Class A, Class B and Class C Contingent Deferred Sales
              Charge Waivers.

         o   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a
Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either

                  Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum value of such accounts.

         o   Waivers for Redemptions of Shares Purchased on or After March
6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s)

                  (as evidenced by a determination of total disability by the
                  U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not
                  exceed 10% of the initial value of the account value;
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.        Special Sales Charge Arrangements for Shareholders of Certain
         Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
         Investment Accounts, Inc.

---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                  Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                  CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                  CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         o  Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior
Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         o   Class A Sales Charge Waivers. Additional Class A shares of a
Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18,
1996, and still holds Class A shares:

              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in
                  one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
                  $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons
                  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between
                  CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
                  purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution
                  had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York
State by Connecticut Mutual Life Insurance Company through the Panorama
Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual
Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;

     2)  upon the disability of a shareholder, as defined in Section 72(m)(7)
         of the IRC;

     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
         or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class
         B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
         America Funds, Inc.

--------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

--------------------------------------------------------------------------------

VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

         Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

         o   the Manager and its affiliates,
         o   present or former officers, directors, trustees and employees
              (and their "immediate families" as defined in the Fund's
              Statement of Additional Information) of the Fund, the Manager
              and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
         o   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
         o   dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
         o   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
              financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
         o   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
         o   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer MidCap Fund

Internet Website
         www.oppenheimerfunds.com

Investment Adviser

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109-3661

Independent Registered Public Accounting Firm
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer Brown LLP
         1675 Broadway
         New York, New York 10019

1234

PX0745.001.0208

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.

(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the IRC, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                            OPPENHEIMER MIDCAP FUND

                                   FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23. - Exhibits

(a)      Amended and Restated Declaration of Trust dated 12/5/02: Previously filed with Registrant's Post-Effective Amendment No. 8, 12/20/02, and
incorporated herein by reference.

(b)      Amended and Restated By-Laws dated 10/5/05: Previously filed with
Registrant's Post-Effective Amendment No. 12, 2/27/06, and incorporated herein by reference.

(c)      (i)  Specimen  Class  A  Share   Certificate:   Previously  filed  with
Registrant's  Initial Registration  Statement,  7/18/97, and incorporated herein by reference.

         (ii)  Specimen  Class  B  Share  Certificate:   Previously  filed  with
Registrant's  Initial Registration  Statement,  7/18/97, and incorporated herein by reference.

         (iii)  Specimen  Class  C  Share  Certificate:  Previously  filed  with
Registrant's  Initial Registration  Statement,  7/18/97, and incorporated herein by reference.

         (iv)  Specimen  Class  N  Shares  Certificate:  Previously  filed  with
Registrant's  Post-Effective  Amendment No. 5, 12/6/00,  and incorporated herein by reference.

         (v)  Specimen  Class  Y  Share   Certificate:   Previously  filed  with
Registrant's  Initial Registration  Statement,  7/18/97, and incorporated herein by reference.

(d)      Amended and Restated Investment Advisory Agreement dated 1/1/05:
Previously filed with Post-Effective Amendment No. 11, 2/24/05, and incorporated herein by reference.

(e)      (i)    General Distributor's Agreement dated 11/17/97: Previously filed with Registrant's Post-Effective Amendment No. 2, 11/3/97, and
incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

         (v)     Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi)   Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)      (i)   Compensation Deferral Plan for Eligible Trustees dated January
1, 2008: Filed herewith.

         (ii)    Retirement Plan for Non Interested Trustees and Directors
dated November 1, 2007: Filed herewith.

(g)      (i) Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of
Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and
incorporated herein by reference.

         (ii) Amendment No. 1 dated 7/20/07 to the Global Custody Agreement:
Previously filed with Post-Effective Amendment No. 57 to the Registration
Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223),
(7/31/07), and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated 11/3/97: Previously filed with
Registrant's Pre-Effective Amendment No. 2, 11/3/97, and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent: Filed
herewith.

(k)      Not applicable.

(l)      Investment Letter dated 10/1/97 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 2,
11/3/97, and incorporated herein by reference.

(m)      (i)    Amended and Restated Service Plan and Agreement for Class A
shares dated 10/3/05: Previously filed with Registrant's Post-Effective
Amendment No. 12, 2/27/06, and incorporated herein by reference.

(ii)     Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated 10/3/05: Previously filed with Registrant's
Post-Effective Amendment No.12, 2/27/06, and incorporated herein by reference.

(iii)    Amended and Restated Distribution and Service Plan and Agreement for
Class C shares dated 10/3/05: Previously filed with Registrant's
Post-Effective Amendment No. 12, 2/27/06, and incorporated herein by reference.

(iv)     Amended and Restated Distribution and Service Plan and Agreement for
Class N shares dated 10/3/05: Previously filed with Registrant's
Post-Effective Amendment No. 12, 2/27/06, and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule
18f-3 updated through 8/29/07: Previously filed with the Initial Registration
Statement of Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
333-146105), (9/14/07), and incorporated herein by reference.

(o)      (i)   Powers of Attorney for all Trustees/Directors and Principal
Officers dated April 4, 2005: Previously filed with Post-Effective Amendment
No. 29 to the Registration Statement of Oppenheimer Convertible Securities
Fund (Reg. No. 33-3076), (4/28/05), and incorporated herein by reference.

         (ii)  Power of Attorney for David K. Downes dated January 17, 2006:
Previously filed with Post-Effective Amendment No. 54 to the Registration
Statement of Oppenheimer Quest Value Fund, Inc. (Reg. No. 2-65223), 2/27/06,
and incorporated herein by reference.

(p)     Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105), (09/14/07),
and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant;
it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Adams                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dmitri Artemiev                          Formerly (until January 2007) Analyst/Developer at Fidelity Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of Shareholder Services, Inc. (since March 2006).
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emanuele Bergagnine;                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David J. Bowers                          Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Britton,                         Formerly  CTO/Managing  Director of IT  Infrastructure  at GMAC Residential
Vice President                           Funding Corporation (October 2000 - October 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup,                     Formerly  an  Associate  at Davis Polk & Wardwell  (October  2002 - October
Vice President & Assistant Counsel       2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Holly Broussard,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
JoAnne Butler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Calandrella,                   Formerly  Director  of  Empower  Network  (March  2007 -  September  2007);
Assistant Vice President                 formerly HR Manager of Arrow Electronics, Inc. (June 1998 - March 2007).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Senior Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs,                            Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Compton,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lauren Coulston,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Terry Crady,                             Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Dawson,                           None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Delano,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa,                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sara Donahue,                            Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alicia Dopico,                           Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rachel Fanopoulos,                       Formerly Manager (until August 2007) of OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Green, P.C.  (September 2000 - March
Vice President and Assistant Counsel     2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Ferguson,                        Formerly Senior Marketing  Manager at ETrade (June 2006 - January 2007) and
Assistant Vice President                 Senior Marketing Manager at Axa Financial (April 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donald French,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay,                           Formerly (as of January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Raquel Granahan,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Herrmann,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eivind Holte,                            Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jin Jo,                                  Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Kennedy,                           Formerly self-employed (December 2005 - September 2006).
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            None
Vice President & Marketing Compliance
Manager
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla,                           Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Knott,                           None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Kohn,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tatyana Kosheleva,                       Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
S. Arthur Krause,                        Formerly Product Manager of OppenheimerFunds, Inc. (as of January 2007).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Livengood,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christina Loftus,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Senior Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Senior Vice President                    President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Martin,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                                         Senior Vice President of HarbourView  Asset  Management  Corporation and of
Angelo G. Manioudakis,                   OFI Institutional Asset Management, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McCanna,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neil McCarthy,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary McNamee,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison,                          Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Nasta,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Polak,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Raeke,                           Formerly (as of July 2007) Vice President at MFS Investment Management.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February 2006)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucille Rodriguez,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jessica Rosenfeld,                       None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Royce,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Salerno,                            Formerly  (as  of  May  2007)   Separate   Account   Business   Liaison  at
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Savallo,                            Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider,                       Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Navin Sharma,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tammy Sheffer,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Skatrud,                         Formerly (as of March 2007) Corporate Bond Analyst at Putnam Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein,                             Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter Strzalkowski,                      Formerly (as of August  2007)  Founder/Managing  Partner at Vector  Capital
Vice President                           Management.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carole Sumption,                         Formerly Vice President at Policy Studies, Inc. (July 2003 - April 2007).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyatt,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ryan Virag,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Darren Walsh,                            Formerly  General  Manager and Senior Vice President of Comverse  (December
Executive Vice President                 2005 - September 2006);  Senior Vice President of Strategic  Initiatives at
                                         CSG Systems (2002 - December 2005)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah Weaver,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Assistant Vice President,
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell Williams,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Wimer,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolff,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Group  Holdings,  Inc.,  HarbourView  Asset  Management
President, Chief Investment Officer &    Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Director                                 2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack,                          General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private Investments Inc.;  Executive Vice
                                         President,  General Counsel and Director of OFI Trust Company; Director and
                                         Assistant  Secretary  of  OppenheimerFunds   International   Limited;  Vice
                                         President,  Secretary and General Counsel of Oppenheimer Acquisition Corp.;
                                         Director  of  OppenheimerFunds   International  Distributor  Limited;  Vice
                                         President of OppenheimerFunds  Legacy Program;  Vice President and Director
                                         of Oppenheimer Partnership Holdings Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust

Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)

Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration
Statement and listed in Item 26(b) above (except Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President and Treasurer         None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Apostolopoulos(1)                         Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Beringer                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
11504 Flowering Plum Lane
Highland,  UT  84003
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Bracchi                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ross Burkstaller                                 Vice President                       None
211 Tulane Dr. SE
Albuquerque, NM 87106
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
15 Deforest Road
Wilton, CT 06897
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Daley                                    Vice President                       None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
14431 SE 61st Street
Bellevue, WA 98006
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cliff H. Dunteman                                Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Friebel                                  Vice President                       None
2919 St. Albans Forrest Circle
Glencoe, MO 63038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alyson Frost(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuerman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charlotte Gardner(1)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Grill(2)                                  Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunter                                  Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Garrett Harbron                                  Vice President                       None
8895 Hillsboro Rd.
Valles Mines, MO 63087
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Henry(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse Jurman                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Kasa                                     Vice President                       None
4250 Park Newport #302
Newport Beach, CA 92660
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 President and Director               None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Libby(2)                                   Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Loftus(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Lyman                                      Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael McDonald                                 Vice President                       None
11749 S Cormorant Circle
Parker, CO 80134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Meerman                                  Vice President                       None
4939 Stonehaven Drive
Columbus, OH 43222
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Saul Mendoza                                     Vice President                       None
503 Vincinda Crest Way
Tampa FL 33619
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher Nicholson(2)                         Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Perry                                      Vice President                       None
3900 Fairfax Dr Apt 813
Arlington, VA 22203
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Aaron Pisani(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rachel Powers                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nicole Pretzel                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                        Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None

100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ramsey Rayan(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Rock                                     Vice President                       None
9016 Stourbridge Drive
Huntersville, NC 28078
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryant Smith                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Walsh                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janeanne Weickum(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kurt Wolfgruber(2)                               Director                             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Vice President & Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty Street,  11th Floor,  New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of
February, 2008.

                            Oppenheimer MidCap Fund

                               By:  John V. Murphy*
                                    John V. Murphy, President,
                                    Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                          Date

Thomas W. Courtney*             Chairman of the                February 20, 2008
Thomas W. Courtney              Board of Trustees

John V. Murphy*                 President, Principal           February 20, 2008
John V. Murphy                  Executive Officer and Trustee

Brian W. Wixted*                Treasurer, Principal           February 20, 2008
Brian W. Wixted                 Financial & Accounting Officer

David K. Downes*                Trustee                        February 20, 2008
David K. Downes

Robert G. Galli*                Trustee                        February 20, 2008
Robert G. Galli

Lacy B. Herrmann*               Trustee                        February 20, 2008
Lacy B. Herrmann

Brian F. Wruble*                Trustee                        February 20, 2008
Brian F. Wruble

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                            OPPENHEIMER MIDCAP FUND

                        Post-Effective Amendment No. 15

                      Registration Statement No. 333-31533

                                 EXHIBIT INDEX

Exhibit No.       Description

23 (f)(i)         Compensation Deferral Plan for Eligible Trustees

23 (f)(ii)        Retirement Plan for Non Interested Trustees and Directors

23 (j)            Independent Registered Public Accounting Firm's Consent